                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7822
                                  ---------------------------------------------

                        American Century Investment Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64141
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:  March 31, 2003
                        --------------------------------------------------------
Date of reporting period:  September 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of covered bridge]

Prime Money Market

[american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You........................................................  1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Prime Money Market Fund for the six months ended September 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/ James E. Stowers, Jr.
      James E. Stowers, Jr.
      Founder and Chairman

      /s/ James E. Stowers III
      James E. Stowers III
      Co-Chairman of the Board

                                                                          ------
                                                                          1

Prime Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                                    ----------------------
                                                    AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                    SINCE        INCEPTION
                                       1 YEAR      5 YEARS        INCEPTION         DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS                         0.80%       3.53%           4.31%        11/17/1993
-------------------------------------------------------------------------------------------
90-DAY TREASURY BILL INDEX             1.12%       3.51%           4.25%(1)         --
-------------------------------------------------------------------------------------------
LIPPER MONEY MARKET INSTRUMENT FUNDS
AVERAGE RETURN                         0.56%       3.23%           4.03%(1)         --
-------------------------------------------------------------------------------------------
Fund's Lipper Ranking(2)             95 of 400   58 of 280     26 of 167(1)         --
-------------------------------------------------------------------------------------------
Advisor Class                          0.55%       3.28%           3.30%         8/28/1998
-------------------------------------------------------------------------------------------
A Class(3)                                                                       1/31/2003
   No sales charge*                      --          --            0.35%(4)
   With sales charge*                    --          --           -0.65%(4)
-------------------------------------------------------------------------------------------
B Class(3)                                                                       1/31/2003
   No sales charge*                      --          --            0.30%(4)
   With sales charge*                    --          --           -4.70%(4)
-------------------------------------------------------------------------------------------
C Class(3)                             0.22%         --            0.33%         5/7/2002
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3)  If American Century had not voluntarily waived all or a portion of service and distribution fees, class returns would have been lower during these periods.

(4)  Returns for periods less than one year are not annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
A-1+                                         61%                   64%
--------------------------------------------------------------------------------
A-1                                          39%                   36%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
1-30 days                                    52%                   46%
--------------------------------------------------------------------------------
31-90 days                                   27%                   35%
--------------------------------------------------------------------------------
91-180 days                                   9%                    7%
--------------------------------------------------------------------------------
More than 180 days                           12%                   12%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                             INVESTOR CLASS -- 9/30/03
--------------------------------------------------------------------------------
7-Day Current Yield                                    0.52%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  0.52%
--------------------------------------------------------------------------------
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   63 days               70 days
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
     2

Prime Money Market - Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Prime Money Market's 0.31%* total return for the six months ended September 30,
2003, ranked in the top quarter of Lipper Inc.'s money market funds category
(#102 out of 408 funds). The fund's recent performance is consistent with its longer-term results--Prime Money Market's one- and five-year returns also ranked in the top quarter of the Lipper category. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates continued to decline during the past six months. A lackluster economic environment, characterized by rising unemployment and a weak manufacturing sector, led the Federal Reserve (the Fed) to cut short-term interest rates in June. The Fed's 13th rate cut since the end of 2000 brought the federal funds rate target down to a 45-year low of 1%. Investors anticipated the Fed's action, pushing money market yields lower in the weeks leading up to the rate cut.

In addition to the sluggish economy, the Fed cited the threat of deflation, or falling prices, as a reason for its latest rate cut. Fed Chairman Alan Greenspan reinforced this view during a July appearance before Congress, noting that the
Fed could maintain this accommodative interest rate policy for a considerable period of time, even if economic growth accelerates.

The economy picked up steam in the third quarter, growing at an estimated 7.2%
rate. However, persistent weakness in the labor market cast doubts on the underlying strength of the economy's recovery. As a result, money market rates were relatively steady over the last half of the period.

PORTFOLIO STRATEGY

Echoing the general decline in money market rates, Prime Money Market's seven-day current yield fell from 0.71% to 0.52% during the period. The portfolio's average maturity was a relatively long 65-75 days for most of the period, reflecting our expectation of stable or declining rates. Yields on commercial paper, which historically comprised a majority of the portfolio, remained at low levels because of limited issuance, so we focused on longer-term corporate securities maturing in six months to one year.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very low levels. Nonetheless, we expect Prime Money
Market to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                          ------
                                                                          3

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 46.1%
--------------------------------------------------------------------------------
      $ 5,000,000  American Family
                   Financial Services, Inc.,
                   1.04%, 11/5/03                              $      4,994,944
--------------------------------------------------------------------------------
       10,000,000  American Family
                   Financial Services, Inc.,
                   1.03%, 11/6/03                                     9,989,700
--------------------------------------------------------------------------------
        5,000,000  American Family
                   Financial Services, Inc.,
                   1.11%, 12/15/03                                    4,988,438
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp., 1.20%,
                   10/28/03 (Acquired 5/7/03,
                   Cost $9,942,333)(2)                                9,991,000
--------------------------------------------------------------------------------
       20,000,000  Amstel Funding Corp., 1.08%,
                   11/5/03 (Acquired 8/1/03,
                   Cost $19,944,800)(2)                              19,979,000
--------------------------------------------------------------------------------
       35,000,000  Amstel Funding Corp., 1.05%,
                   12/12/03 (Acquired 6/10/03,
                   Cost $34,813,188)(2)                              34,926,500
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp.,
                   1.08%, 12/22/03                                    9,975,400
--------------------------------------------------------------------------------
       25,000,000  Amsterdam Funding Corp.,
                   1.07%, 10/8/03 (Acquired
                   9/2/03, Cost $24,973,250)(2)                      24,994,799
--------------------------------------------------------------------------------
       15,575,000  Amsterdam Funding Corp.,
                   1.07%, 10/14/03 (Acquired
                   9/12/03, Cost $15,560,186)(2)                     15,568,982
--------------------------------------------------------------------------------
       24,355,000  Amsterdam Funding Corp.,
                   1.06%, 10/20/03 (Acquired
                   9/12/03, Cost $24,327,749)(2)                     24,341,375
--------------------------------------------------------------------------------
       25,000,000  Charta Corp., 1.07%,
                   10/7/03 (Acquired 7/31/03,
                   Cost $24,950,215)(2)                              24,995,542
--------------------------------------------------------------------------------
       25,000,000  Charta Corp., 1.04%,
                   10/23/03 (Acquired 7/22/03,
                   Cost $24,932,833)(2)                              24,984,111
--------------------------------------------------------------------------------
       10,000,000  Chevron UK Investment plc,
                   1.03%, 10/1/03 (Acquired
                   9/9/03, Cost $9,993,706)(2)                       10,000,000
--------------------------------------------------------------------------------
       20,000,000  Chevron UK Investment plc,
                   1.04%, 10/2/03 (Acquired
                   9/3/03, Cost $19,983,244)(2)                      19,999,422
--------------------------------------------------------------------------------
       10,000,000  CRC Funding LLC, 1.08%,
                   10/2/03 (Acquired 8/28/03,
                   Cost $9,989,500)(2)                                9,999,700
--------------------------------------------------------------------------------
        9,000,000  CRC Funding LLC, 1.03%,
                   10/10/03 (Acquired 7/3/03,
                   Cost $8,974,508)(2)                                8,997,683
--------------------------------------------------------------------------------
       60,000,000  Credit Suisse First
                   Boston U.S.A., Inc., 1.05%,
                   10/17/03 (Acquired 7/21/03,
                   Cost $59,846,000)(2)                              59,972,000
--------------------------------------------------------------------------------
       20,000,000  Crown Point Capital Co.,
                   1.05%, 10/6/03 (Acquired
                   7/7/03, Cost $19,946,917)(2)                      19,997,083
--------------------------------------------------------------------------------
       10,172,000  Crown Point Capital Co.,
                   1.04%, 10/20/03 (Acquired
                   7/18/03, Cost $10,144,377)(2)                     10,166,417
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $14,281,000  Crown Point Capital Co., 1.04%,
                   10/24/03 (Acquired 7/23/03,
                   Cost $14,242,632)(2)                         $    14,271,511
--------------------------------------------------------------------------------
       35,000,000  Dakota Notes of the Citibank,
                   1.06%, 10/9/03 (Acquired
                   8/12/03, Cost $34,940,228)(2)                     34,991,755
--------------------------------------------------------------------------------
       30,000,000  Dakota Notes of the Citibank,
                   1.04%, 10/24/03 (Acquired
                   7/25/03, Cost $29,921,133)(2)                     29,980,067
--------------------------------------------------------------------------------
       35,000,000  Emerald Notes of the MBNA,
                   1.08%, 10/16/03 (Acquired
                   8/1/03, Cost $34,920,200)(2)                      34,984,250
--------------------------------------------------------------------------------
       25,000,000  Falcon Asset Securitization
                   Corp., 1.03%, 1/12/04
                   (Acquired 7/10/03,
                   Cost $24,866,958)(2)                              24,926,327
--------------------------------------------------------------------------------
       30,000,000  Fortis Funding LLC,
                   1.05%, 10/6/03                                    29,995,625
--------------------------------------------------------------------------------
       30,000,000  General Electric Financial
                   Assurance Holdings, 0.99%,
                   12/15/03 (Acquired 6/10/03,
                   Cost $29,845,734)(2)                              29,938,457
--------------------------------------------------------------------------------
       13,000,000  Govco Inc., 1.04%,
                   10/23/03 (Acquired 7/24/03,
                   Cost $12,966,200)(2)                              12,991,738
--------------------------------------------------------------------------------
       13,300,000  Govco Inc., 1.06%,
                   10/28/03 (Acquired 9/4/03,
                   Cost $13,278,853)(2)                              13,289,426
--------------------------------------------------------------------------------
       35,000,000  Govco Inc., 1.06%,
                   11/4/03 (Acquired 9/4/03,
                   Cost $34,937,136)(2)                              34,964,960
--------------------------------------------------------------------------------
        7,750,000  Govco Inc., 1.07%,
                   11/24/03 (Acquired 9/4/03,
                   Cost $7,731,342)(2)                                7,737,561
--------------------------------------------------------------------------------
       10,000,000  HBOS Treasury Services plc,
                   1.05%, 10/2/03                                     9,999,709
--------------------------------------------------------------------------------
       12,000,000  HBOS Treasury Services plc,
                   1.05%, 11/10/03                                   11,986,000
--------------------------------------------------------------------------------
       25,000,000  ING Funding LLC,
                   1.03%, 10/14/03                                   24,990,702
--------------------------------------------------------------------------------
       20,000,000  Lexington Parker Capital,
                   1.07%, 11/6/03 (Acquired
                   8/6/03, Cost $19,945,311)(2)                      19,978,600
--------------------------------------------------------------------------------
       30,000,000  Lexington Parker Capital,
                   1.18%, 12/1/03 (Acquired
                   6/2/03, Cost $29,822,017)(2)                      29,940,016
--------------------------------------------------------------------------------
       15,000,000  Lexington Parker Capital,
                   1.08%, 1/23/04 (Acquired
                   7/29/03, Cost $14,919,900)(2)                     14,948,700
--------------------------------------------------------------------------------
       40,000,000  Morgan Stanley,
                   1.06%, 11/4/03                                    39,959,956
--------------------------------------------------------------------------------
       35,000,000  Network Rail CP Finance plc,
                   1.07%, 12/3/03 (Acquired
                   9/19/03, Cost $34,921,979)(2)                     34,934,463
--------------------------------------------------------------------------------
       13,000,000  Newcastle Certificates, 1.05%,
                   10/22/03 (Acquired 7/23/03,
                   Cost $12,965,496)(2)                              12,992,038
--------------------------------------------------------------------------------
       40,000,000  Newcastle Certificates, 1.07%,
                   10/24/03 (Acquired 8/22/03,
                   Cost $39,925,100)(2)                              39,972,655
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
     4

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $26,000,000  Newcastle Certificates, 1.07%,
                   11/25/03 (Acquired 9/23/03,
                   Cost $25,951,315)(2)                         $    25,957,497
--------------------------------------------------------------------------------
       35,000,000  Old Line Funding Corp., 1.06%,
                   10/23/03 (Acquired 9/5/03,
                   Cost $34,950,533)(2)                              34,977,327
--------------------------------------------------------------------------------
       25,000,000  Paradigm Funding LLC, 1.08%,
                   11/26/03 (Acquired 8/28/03,
                   Cost $24,932,500)(2)                              24,958,000
--------------------------------------------------------------------------------
       25,000,000  Rabobank Nederland N.V.,
                   1.08%, 12/1/03                                    24,954,462
--------------------------------------------------------------------------------
       25,000,000  Rio Tinto America Inc., 1.03%,
                   10/10/03 (Acquired 7/7/03,
                   Cost $24,932,049)(2)                              24,993,563
--------------------------------------------------------------------------------
       10,000,000  Spintab-Swedmortgage AB,
                   1.04%, 10/1/03                                    10,000,000
--------------------------------------------------------------------------------
       12,000,000  Spintab-Swedmortgage AB,
                   1.04%, 10/3/03                                    11,999,307
--------------------------------------------------------------------------------
       25,000,000  Spintab-Swedmortgage AB,
                   0.92%, 10/30/03                                   24,981,472
--------------------------------------------------------------------------------
       30,000,000  Stadshypotek Inc., 1.08%,
                   10/14/03 (Acquired 8/1/03,
                   Cost $29,933,400)(2)                              29,988,300
--------------------------------------------------------------------------------
       21,620,000  Tannehill Capital Co. LLC,
                   1.06%, 10/8/03 (Acquired
                   9/8/03-9/12/03,
                   Cost $21,601,800)(2)                              21,615,544
--------------------------------------------------------------------------------
        5,070,000  Tannehill Capital Co. LLC,
                   1.10%, 10/20/03 (Acquired
                   9/24/03, Cost $5,065,972)(2)                       5,067,057
--------------------------------------------------------------------------------
       22,356,000  Thunder Bay Funding Inc.,
                   1.07%, 11/7/03 (Acquired
                   9/12/03, Cost $22,318,964)(2)                     22,331,530
--------------------------------------------------------------------------------
       20,000,000  Toyota Motor Credit Corp.,
                   1.04%, 11/19/03 (Acquired
                   7/25/03, Cost $19,932,400)(2)                     19,971,689
--------------------------------------------------------------------------------
       50,000,000  Westdeutsche Landesbank AG,
                   1.08%, 11/3/03 (Acquired
                   8/7/03, Cost $49,868,000)(2)                      49,950,499
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            1,188,382,859
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 14.4%
--------------------------------------------------------------------------------
        3,725,000  Acworth Downtown
                   Development Auth. Rev.,
                   (Cable/Fiber Project),
                   VRDN, 1.15%, 10/2/03
                   (AMBAC)                                            3,725,000
--------------------------------------------------------------------------------
        8,100,000  Alaska Housing Finance
                   Corp. Rev., Series 2002 B,
                   VRDN, 1.07%, 10/2/03 (FSA)                         8,100,000
--------------------------------------------------------------------------------
        7,115,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations
                   Rev., Series 2002 B,
                   (Colma Bart), VRDN, 1.15%,
                   10/2/03 (LOC: Bank of
                   America N.A.)                                      7,115,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $14,010,000  California Housing Finance
                   Agency Rev., Series 2000 R,
                   VRDN, 1.06%, 10/1/03
                   (AMBAC/FHA)                                 $     14,010,000
--------------------------------------------------------------------------------
       15,595,000  California Housing Finance
                   Agency Rev., Series 2001 H,
                   VRDN, 1.06%, 10/1/03
                   (GO of Agency)                                    15,595,000
--------------------------------------------------------------------------------
       30,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                    30,189,341
--------------------------------------------------------------------------------
       28,600,000  Catholic Health Initiatives
                   Rev., Series 1997 C, VRDN,
                   1.35%, 10/1/03                                    28,600,000
--------------------------------------------------------------------------------
        5,000,000  Denver City & County
                   Airport Rev., Series 2002 D,
                   VRDN, 1.10%, 10/1/03
                   (LOC: Societe Generale)                            5,000,000
--------------------------------------------------------------------------------
        3,315,000  El Monte COP, Series 2003 B,
                   (Community Improvement),
                   VRDN, 1.27%, 10/2/03
                   (LOC: Union Bank of
                   California N.A., California
                   State Teacher's Retirement)                        3,315,000
--------------------------------------------------------------------------------
        5,490,000  ETC Holdings LLC, VRDN,
                   1.20%, 10/1/03                                     5,490,000
--------------------------------------------------------------------------------
       16,250,000  Georgia Municipal Gas
                   Auth. Rev., Series 2003 A,
                   (Gas Portfolio III), VRDN,
                   1.15%, 10/2/03
                   (LOC: Wachovia Bank N.A.)                         16,250,000
--------------------------------------------------------------------------------
        6,000,000  Illinois Health Facilities
                   Auth. Rev., Series 2002 B,
                   (Silver Cross), VRDN,
                   1.12%, 10/1/03
                   (LOC: Fifth Third Bank)                            6,000,000
--------------------------------------------------------------------------------
        8,650,000  Jackson Energy Auth. Rev.,
                   Series 2003 A, VRDN, 1.15%,
                   10/2/03 (FGIC)                                     8,650,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 1.15%,
                   10/2/03 (FGIC)                                     9,000,000
--------------------------------------------------------------------------------
        4,000,000  Mercer County Improvement
                   Auth. Bond Anticipation
                   Notes Rev., 1.35%, 4/15/04
                   (County Guaranteed)                                4,000,000
--------------------------------------------------------------------------------
       10,000,000  Michigan State Housing
                   Development Auth. Rev.,
                   Series 2002 C, VRDN, 1.07%,
                   10/1/03 (MBIA)                                    10,000,000
--------------------------------------------------------------------------------
        4,000,000  Michigan State University Rev.,
                   Series 2002 B, VRDN, 1.10%,
                   10/1/03 (SBBPA: Dexia
                   Credit Local)                                      4,000,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business Finance
                   Corporation Industrial
                   Development Rev.,
                   (VC Regional Assembly),
                   VRDN, 1.125%, 10/1/03
                   (LOC: JPMorgan Chase Bank)                        10,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          5

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 9,265,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 1.10%,
                   10/2/03 (LOC: Fannie Mae)                   $      9,265,000
--------------------------------------------------------------------------------
        4,530,000  New Hampshire Housing
                   Finance Auth. Rev.,
                   (Pra Property Limited),
                   VRDN, 1.12%, 10/1/03 (FNMA)                        4,530,000
--------------------------------------------------------------------------------
        4,700,000  New York City Housing
                   Development Corp.
                   Mortgage Rev., Series 2003 B,
                   VRDN, 1.12%, 10/1/03
                   (LOC: Keybank N.A.)                                4,700,000
--------------------------------------------------------------------------------
       20,950,000  New York Housing Finance
                   Agency Rev., Series 2002 B,
                   (900 8th Avenue Housing),
                   VRDN, 1.07%, 10/1/03
                   (LOC: Keybank N.A.)                               20,950,000
--------------------------------------------------------------------------------
       14,635,000  North Miami Special
                   Obligation Rev., (Pension
                   Funding), VRDN, 1.15%,
                   10/2/03 (AMBAC)                                   14,635,000
--------------------------------------------------------------------------------
        9,865,000  Oklahoma Development
                   Finance Auth. Rev.,
                   Series 2003 A, (Langston
                   Development Inc.), VRDN,
                   1.17%, 10/2/03
                   (LOC: Arvest Bank)                                 9,865,000
--------------------------------------------------------------------------------
        2,000,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   1.15%, 10/2/03
                   (LOC: U.S. Bank N.A.)                              2,000,000
--------------------------------------------------------------------------------
        7,000,000  Olathe Industrial Rev.,
                   Series 1997 B, (Diamant
                   Boart Inc.), VRDN, 1.25%,
                   10/2/03 (LOC: Svenska
                   Handelsbanken)
                   (Acquired 12/2/02,
                   Cost $7,000,000)(2)                                7,000,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation Rev.,
                   (Riverfront Redevelopment),
                   VRDN, 1.22%, 10/1/03
                   (AMBAC)                                            5,000,000
--------------------------------------------------------------------------------
        3,900,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation
                   of Greater Orlando),
                   VRDN, 1.15%, 10/2/03
                   (LOC: Bank of America N.A.)                        3,900,000
--------------------------------------------------------------------------------
        1,505,000  Plymouth Rev., (Carlson
                   Center), VRDN, 1.15%,
                   10/2/03 (LOC: U.S. Bank
                   Trust N.A.)                                        1,505,000
--------------------------------------------------------------------------------
        7,500,000  Roman Catholic Diocese
                   of Raleigh Rev., Series 2002 A,
                   VRDN, 1.17%, 10/2/03
                   (LOC: Bank of America N.A.)                        7,500,000
--------------------------------------------------------------------------------
        8,000,000  San Jose Financing Auth.
                   Lease Rev., Series 2001 B,
                   (Hayes Mansion Phase), VRDN,
                   1.06%, 10/1/03 (AMBAC)                             8,000,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 5,250,000  Santa Rosa Pension
                   Obligation Rev., Series
                   2003 A, VRDN, 1.20%,
                   10/2/03 (LOC: Landesbank
                   Hessen-Thurigen Girozentrale)              $       5,250,000
--------------------------------------------------------------------------------
       13,800,000  Santa Rosa Wastewater Rev.,
                   Series 2002 A, VRDN, 1.20%,
                   10/2/03 (LOC: Landesbank
                   Hessen-Thurigen)                                  13,800,000
--------------------------------------------------------------------------------
        6,450,000  South Bend Mac L.P.,
                   VRDN, 1.10%, 10/1/03                               6,450,000
--------------------------------------------------------------------------------
       25,000,000  Southeast Alabama Gas
                   District General Systems Rev.,
                   Series 2003 A, VRDN,
                   1.18%, 10/2/03 (XLCA)                             25,000,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 1.19%, 10/1/03
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
       11,135,000  Texas GO, Series 2002 B,
                   (Veterans Housing),
                   VRDN, 1.10%, 10/1/03
                   (SBBPA: Landesbank
                   Hessen-Thurigen Girozentrale)                     11,135,000
--------------------------------------------------------------------------------
       18,000,000  Texas Public Finance
                   Auth. Special Tax Rev.,
                   1.15%, 2/4/04                                     18,000,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          371,769,341
--------------------------------------------------------------------------------

CORPORATE BONDS -- 14.4%
--------------------------------------------------------------------------------
        9,875,000  215 Jane Investors LLC,
                   Series 2002, VRN, 1.20%,
                   10/1/03 (Acquired 6/11/02,
                   Cost $9,875,000)(2)                                9,875,000
--------------------------------------------------------------------------------
       50,000,000  American Express Credit Corp.,
                   VRN, 1.19%, 10/17/03,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps                                      50,006,495
--------------------------------------------------------------------------------
       20,000,000  Associates Corp. of North
                   America, 5.75%, 11/1/03                           20,076,470
--------------------------------------------------------------------------------
       41,000,000  Blue Heron Funding Limited,
                   1.15%, 10/21/03 (Acquired
                   5/20/03, Cost $41,000,000)(2)                     41,000,000
--------------------------------------------------------------------------------
       20,000,000  General Electric Capital
                   Corp., VRN, 1.39%, 10/1/03,
                   resets daily off the Federal
                   Funds Rate plus 0.20%
                   with no caps                                      20,003,224
--------------------------------------------------------------------------------
       20,250,000  General Electric Capital Corp.,
                   VRN, 1.24%, 10/20/03,
                   resets monthly off the
                   1-month LIBOR plus 0.12%
                   with no caps                                      20,270,797
--------------------------------------------------------------------------------
       10,750,000  General Electric Capital
                   Corp., VRN, 1.21%, 10/22/03,
                   resets quarterly off the
                   3-month LIBOR plus 0.10%
                   with no caps                                      10,758,943
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
     6

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $50,000,000  Paradigm Funding LLC, VRN,
                   1.08%, 10/15/03, resets
                   monthly off the 1-month
                   LIBOR minus 0.04%
                   with no caps (Acquired
                   7/15/03, Cost $50,000,000)(2)               $     50,000,000
--------------------------------------------------------------------------------
        4,075,000  Service Oil, Inc., VRN, 1.20%,
                   10/1/03 (LOC: U.S. Bank N.A.)                      4,075,000
--------------------------------------------------------------------------------
       50,000,000  Transamerica Occidental
                   Life Insurance Co., VRN,
                   1.23%, 11/3/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 11/9/99,
                   Cost $50,000,000)(2)                              50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co. Group,
                   VRN, 1.21%, 11/7/03,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps (Acquired
                   8/7/03, Cost $41,000,000)(2)                      41,000,000
--------------------------------------------------------------------------------
       20,000,000  U.S. Bank National Association,
                   VRN, 1.06%, 10/27/03,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps                                20,000,000
--------------------------------------------------------------------------------
       33,389,000  Unilever Capital Corp.,
                   6.75%, 11/1/03                                    33,542,061
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               370,607,990
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 12.4%
--------------------------------------------------------------------------------
       41,000,000  FHLB, 1.32%, 4/14/04                              41,000,000
--------------------------------------------------------------------------------
       12,000,000  FHLB, 3.75%, 4/15/04                              12,155,892
--------------------------------------------------------------------------------
       40,000,000  FHLB, 1.375%, 5/12/04                             40,000,000
--------------------------------------------------------------------------------
       40,000,000  FHLB, 1.25%, 6/1/04                               40,003,870
--------------------------------------------------------------------------------
       28,000,000  FHLB, 1.08%, 7/16/04                              28,000,000
--------------------------------------------------------------------------------
        6,000,000  FHLMC, 3.25%, 1/15/04                              6,036,203
--------------------------------------------------------------------------------
       45,000,000  FHLMC, 5.25%, 2/15/04                             45,638,811
--------------------------------------------------------------------------------
       25,000,000  FNMA, 5.125%, 2/13/04                             25,367,486
--------------------------------------------------------------------------------
       25,000,000  FNMA, 4.75%, 3/15/04                              25,406,182
--------------------------------------------------------------------------------
        7,334,000  FNMA, 3.625%, 4/15/04                              7,424,375
--------------------------------------------------------------------------------
       10,000,000  FNMA, 1.20%, 8/17/04                              10,000,000
--------------------------------------------------------------------------------
       20,000,000  FNMA, 1.30%, 8/30/04                              20,000,000
--------------------------------------------------------------------------------
       20,000,000  FNMA, VRN, 1.08%,
                   11/13/03, resets weekly
                   off the 3-month T-Bill rate
                   plus 0.13% with no caps                           20,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   321,032,819
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 9.9%
--------------------------------------------------------------------------------
      $25,000,000  Canadian Imperial Bank
                   of Commerce (New York),
                   1.03%, 10/7/03                             $      25,000,000
--------------------------------------------------------------------------------
       20,000,000  Canadian Imperial Bank
                   of Commerce (New York),
                   1.06%, 11/17/03                                   20,000,000
--------------------------------------------------------------------------------
       25,000,000  Canadian Imperial Bank
                   of Commerce (New York),
                   1.06%, 3/26/04                                    25,000,000
--------------------------------------------------------------------------------
       35,000,000  First Tennessee Bank N.A.,
                   1.02%, 10/3/03                                    35,000,000
--------------------------------------------------------------------------------
       30,000,000  First Tennessee Bank N.A.,
                   1.06%, 11/12/03                                   30,000,000
--------------------------------------------------------------------------------
       39,500,000  Svenska Handelsbanken AB,
                   1.20%, 10/8/03                                    39,500,000
--------------------------------------------------------------------------------
       38,300,000  UBS AG, 1.24%, 3/22/04                            38,298,182
--------------------------------------------------------------------------------
       25,000,000  Wells Fargo Bank, N.A.,
                   1.07%, 10/27/03                                   25,000,000
--------------------------------------------------------------------------------
       17,500,000  Westdeutsche Landesbank AG,
                   1.32%, 4/15/04                                    17,500,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                       255,298,182
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 1.5%
--------------------------------------------------------------------------------
       40,000,000  TR, 1.22%, 8/15/04(1)                             39,577,452
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 1.3%
--------------------------------------------------------------------------------
       34,250,000  FHLMC Discount Notes,
                   1.08%, 11/6/03(1)                                 34,213,181
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                             $2,580,881,824
================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          7

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

TR = Treasury Receipts

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

XLCA = XL Capital Ltd.

(1)  The yield to maturity at purchase is indicated.

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     September 30, 2003, was $1,168,442,144, which represented 44.9% of net assets. Restricted securities considered illiquid represent 3.5% of net assets.

See Notes to Financial Statements.

------
     8

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                        $2,580,881,824
---------------------------------------------------------------
Cash                                                                 18,604,136
---------------------------------------------------------------
Receivable for capital shares sold                                        1,175
---------------------------------------------------------------
Interest receivable                                                   4,914,056
---------------------------------------------------------------
Prepaid portfolio insurance                                              95,559
--------------------------------------------------------------------------------
                                                                  2,604,496,750
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                               1,238,661
---------------------------------------------------------------
Distribution fees payable                                                 1,073
---------------------------------------------------------------
Service fees payable                                                      1,126
---------------------------------------------------------------
Dividends payable                                                         6,405
--------------------------------------------------------------------------------
                                                                      1,247,265
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,603,249,485
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                  $2,603,261,319
---------------------------------------------------------------
Accumulated net realized loss on investment transactions                (11,834)
--------------------------------------------------------------------------------
                                                                 $2,603,249,485
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $2,598,138,685
---------------------------------------------------------------
Shares outstanding                                                2,598,151,391
---------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $4,879,962
---------------------------------------------------------------
Shares outstanding                                                    4,879,090
---------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                                             $103,541
---------------------------------------------------------------
Shares outstanding                                                      103,541
---------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                                              $25,071
---------------------------------------------------------------
Shares outstanding                                                       25,071
---------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $102,226
---------------------------------------------------------------
Shares outstanding                                                      102,226
---------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          ------
                                                                          9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Interest                                                            $15,635,115
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                       7,602,417
---------------------------------------------------------------
Distribution fees:
---------------------------------------------------------------
  Advisor Class                                                           6,633
---------------------------------------------------------------
  B Class                                                                   100
---------------------------------------------------------------
  C Class                                                                   187
---------------------------------------------------------------
Service fees:
---------------------------------------------------------------
  Advisor Class                                                           6,633
---------------------------------------------------------------
  B Class                                                                    33
---------------------------------------------------------------
  C Class                                                                    93
---------------------------------------------------------------
Service and distribution fees -- A Class                                    128
---------------------------------------------------------------
Trustees' fees and expenses                                              46,345
---------------------------------------------------------------
Portfolio insurance and other expenses                                  143,246
--------------------------------------------------------------------------------
                                                                      7,805,815
---------------------------------------------------------------
Amount waived                                                              (247)
--------------------------------------------------------------------------------
                                                                      7,805,568
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 7,829,547
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                             (3,615)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,825,932
================================================================================

See Notes to Financial Statements.

------
    10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS              SEPT. 30, 2003    MARCH 31, 2003
--------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------
Net investment income                          $    7,829,547    $   31,992,791
--------------------------------------------
Net realized gain (loss)                               (3,615)              511
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           7,825,932        31,993,302
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Investor Class                                   (7,819,639)      (31,863,736)
---------------------------------------------
  Advisor Class                                        (9,630)         (127,225)
---------------------------------------------
  A Class                                                (198)              (25)
---------------------------------------------
  B Class                                                 (47)              (25)
---------------------------------------------
  C Class                                                 (33)           (1,780)
---------------------------------------------
From net realized gains:
---------------------------------------------
  Investor Class                                           --            (8,678)
---------------------------------------------
  Advisor Class                                            --               (50)
---------------------------------------------
  C Class                                                  --                (2)
--------------------------------------------------------------------------------

Decrease in net assets from distributions          (7,829,547)      (32,001,521)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    23,037,862      (190,252,441)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              23,034,247      (190,260,660)
================================================================================

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             2,580,215,238     2,770,475,898
--------------------------------------------------------------------------------
End of period                                  $2,603,249,485    $2,580,215,238
================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class, B Class
and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
    12

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class, A Class, B
Class and C Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. For the six months ended
September 30, 2003, the effective annual management fee was 0.59%, 0.34%, 0.59%,
0.59% and 0.59% for the Investor, Advisor, A, B and C Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                  ADVISOR            B               C
--------------------------------------------------------------------------------
Distribution Fee                   0.25%           0.75%           0.50%
--------------------------------------------------------------------------------
Service Fee                        0.25%           0.25%           0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the period. For the six months ended September 30, 2003, the A Class, B Class and C Class waived
$47, $100 and $100, respectively, of distribution and service fees. Fees incurred under the plans during the six months ended September 30, 2003, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

                                                                    (continued)

                                                                          ------
                                                                          13

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                   SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
---------------------------------------------
Sold                                           1,102,163,333    $ 1,102,163,333
---------------------------------------------
Issued in reinvestment of distributions            7,693,024          7,693,024
---------------------------------------------
Redeemed                                      (1,086,408,132)    (1,086,408,132)
--------------------------------------------------------------------------------
Net increase                                      23,448,225    $    23,448,225
================================================================================
YEAR ENDED MARCH 31, 2003
---------------------------------------------
Sold                                           2,590,130,017    $ 2,590,130,017
---------------------------------------------
Issued in reinvestment of distributions           31,203,319         31,203,319
---------------------------------------------
Redeemed                                      (2,802,779,766)    (2,802,779,766)
--------------------------------------------------------------------------------
Net decrease                                    (181,446,430)   $  (181,446,430)
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
---------------------------------------------
Sold                                               1,663,204        $ 1,663,204
---------------------------------------------
Issued in reinvestment of distributions                9,630              9,630
---------------------------------------------
Redeemed                                          (2,224,048)        (2,224,048)
--------------------------------------------------------------------------------
Net decrease                                        (551,214)       $  (551,214)
================================================================================
YEAR ENDED MARCH 31, 2003
---------------------------------------------
Sold                                              12,446,959       $ 12,446,959
---------------------------------------------
Issued in reinvestment of distributions              126,366            126,366
---------------------------------------------
Redeemed                                         (21,469,323)       (21,469,323)
--------------------------------------------------------------------------------
Net decrease                                      (8,895,998)      $ (8,895,998)
================================================================================

A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
---------------------------------------------
Sold                                               1,274,119        $ 1,274,119
---------------------------------------------
Issued in reinvestment of distributions                   91                 91
---------------------------------------------
Redeemed                                          (1,195,694)        (1,195,694)
--------------------------------------------------------------------------------
Net increase                                          78,516        $    78,516
================================================================================
PERIOD ENDED MARCH 31, 2003(1)
---------------------------------------------
Sold                                                  25,000            $25,000
---------------------------------------------
Issued in reinvestment of distributions                   25                 25
--------------------------------------------------------------------------------
Net increase                                          25,025            $25,025
================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

                                                                     (continued)

------
    14

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                   SHARES            AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
---------------------------------------------
Sold                                                  20,685           $ 20,685
---------------------------------------------
Issued in reinvestment of distributions                   47                 47
---------------------------------------------
Redeemed                                             (20,686)           (20,686)
--------------------------------------------------------------------------------
Net increase                                              46           $     46
================================================================================
PERIOD ENDED MARCH 31, 2003(1)
---------------------------------------------
Sold                                                  25,000            $25,000
---------------------------------------------
Issued in reinvestment of distributions                   25                 25
--------------------------------------------------------------------------------
Net increase                                          25,025            $25,025
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
---------------------------------------------
Sold                                                 236,636          $ 236,636
---------------------------------------------
Issued in reinvestment of distributions                   23                 23
---------------------------------------------
Redeemed                                            (174,370)          (174,370)
--------------------------------------------------------------------------------
Net increase                                          62,289          $  62,289
================================================================================
PERIOD ENDED MARCH 31, 2003(2)
---------------------------------------------
Sold                                               1,023,161         $1,023,161
---------------------------------------------
Issued in reinvestment of distributions                1,640              1,640
---------------------------------------------
Redeemed                                            (984,864)          (984,864)
--------------------------------------------------------------------------------
Net increase                                          39,937         $   39,937
================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  May 7, 2002 (commencement of sale) through March 31, 2003.

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of March 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $13,940 (expiring 2010) which may be used to offset future taxable realized gains.

                                                                          ------
                                                                          15

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
                             2003(1)      2003       2002(2)      2002        2001       2000(3)      1999
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------

Net Asset Value,
Beginning of Period          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income       --(4)       0.01        --(4)       0.03        0.06        0.05        0.05
-------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           --(4)      (0.01)       --(4)      (0.03)      (0.06)      (0.05)      (0.05)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
=============================================================================================================
  TOTAL RETURN(5)             0.31%       1.19%       0.13%       3.16%       6.05%       4.92%       5.07%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.61%(6)      0.61%     0.60%(6)      0.60%       0.60%       0.60%      0.58%(7)
--------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)             0.61%(6)      0.61%     0.60%(6)      0.60%       0.60%       0.60%      0.60%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                  0.61%(6)      1.19%     1.48%(6)      3.13%       5.88%       4.81%      4.91%(7)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets (Before
Expense Waiver)             0.61%(6)      1.19%     1.48%(6)      3.13%       5.88%       4.81%      4.89%
--------------------------
Net Assets, End of Period
(in thousands)             $2,598,139  $2,574,694  $2,756,147  $2,796,914  $2,875,876  $2,921,825  $2,851,880
---------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Year ended February 29, 2000.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

(7) The manager waived a portion of expenses through May 31, 1998.

See Notes to Financial Statements.

------
    16

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
                             2003(1)     2003       2002(2)      2002        2001       2000(3)     1999(4)
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------

Net Asset Value,
Beginning of Period          $1.00      $1.00       $1.00       $1.00       $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income       --(5)      0.01        --(5)       0.03        0.06       0.05        0.02
-----------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           --(5)     (0.01)       --(5)      (0.03)      (0.06)     (0.05)      (0.02)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00      $1.00       $1.00       $1.00       $1.00      $1.00       $1.00
===========================================================================================================
  TOTAL RETURN(6)             0.18%      0.93%       0.10%       2.90%       5.79%      4.66%       2.31%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.86%(7)     0.86%     0.85%(7)      0.85%       0.85%       0.85%      0.85%(7)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                  0.36%(7)     0.94%     1.23%(7)      2.88%       5.63%       4.56%      4.53%(7)
--------------------------
Net Assets, End of Period
(in thousands)               $4,880     $5,431     $14,329     $13,609      $7,784      $4,799      $3,215
-------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Year ended February 29, 2000.

(4) August 28, 1998 (commencement of sale) through February 28, 1999.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(7) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          17

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             A CLASS
--------------------------------------------------------------------------------
                                                      2003(1)        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                   $1.00          $1.00
--------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income                                 --(3)          --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                            --(3)          --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $1.00          $1.00
================================================================================
  TOTAL RETURN(4)                                       0.24%          0.12%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                0.76%(6)       0.61%(6)
--------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                                 0.86%(6)       0.86%(6)
--------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(5)                                0.46%(6)       0.76%(6)
--------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                                 0.36%(6)       0.51%(6)
--------------------------------------------------
Net Assets, End of Period (in thousands)                  $104           $25
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived a portion of the service and distribution fees.

(6) Annualized.

See Notes to Financial Statements.

------
    18

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             B CLASS
--------------------------------------------------------------------------------
                                                      2003(1)        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                   $1.00          $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income                                 --(3)         --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                            --(3)         --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $1.00          $1.00
================================================================================
  TOTAL RETURN(4)                                       0.19%          0.12%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                0.86%(6)       0.61%(6)
--------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                                 1.61%(6)       1.61%(6)
--------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(5)                                0.36%(6)       0.76%(6)
--------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets
(Before Expense Waiver)                                (0.39)%(6)     (0.24)%(6)
--------------------------------------------------
Net Assets, End of Period (in thousands)                  $25            $25
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived all or a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          19

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                      2003(1)        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                   $1.00         $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income                                 --(3)         --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                            --(3)         --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $1.00         $1.00
================================================================================
  TOTAL RETURN(4)                                       0.06%         0.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                1.09%(6)      1.34%(6)
--------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                                 1.36%(6)      1.36%(6)
--------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(5)                                0.13%(6)      0.47%(6)
--------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets
(Before Expense Waiver)                                (0.14)%(6)     0.45%(6)
--------------------------------------------------
Net Assets, End of Period (in thousands)                  $102          $40
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) May 7, 2002 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

------
    20

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than that of Investor Class
Shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no
CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual
Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

                                                                          ------
                                                                          21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
    22

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

                                                                          ------
                                                                          23

Notes

------
    24

[back cover]

American Century Investments                                      PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0311                              American Century Investment Services, Inc.
SH-SAN-36281S                     (c)2003 American Century Services Corporation

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

Diversified Bond
High-Yield

[american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You.......................................................   1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Diversified Bond and High-Yield funds for the six months ended Sept. 30,
2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/ James E. Stowers, Jr.
      James E. Stowers, Jr.
      Founder and Chairman

      /s/ James E. Stowers III
      James E. Stowers III
      Co-Chairman of the Board

                                                                          ------
                                                                          1

Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                      --------------------------------------
                                             AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                   SINCE         INCEPTION
                          1 YEAR      5 YEARS      10 YEARS      INCEPTION          DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS             5.19%         --           --           5.98%         12/3/2001
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX            5.41%         --           --           7.25%(1)          --
-------------------------------------------------------------------------------------------
Institutional Class        5.40%        5.93%        6.36%         6.50%          4/1/1993
-------------------------------------------------------------------------------------------
Advisor Class              4.92%         --           --           5.72%         12/3/2001
-------------------------------------------------------------------------------------------
A Class(2)                                                                       1/31/2003
  No sales charge*           --          --           --          3.32%(3)
  With sales charge*         --          --           --         -1.32%(3)
-------------------------------------------------------------------------------------------
B Class(2)                                                                       1/31/2003
  No sales charge*           --          --           --          2.86%(3)
  With sales charge*         --          --           --         -2.14%(3)
-------------------------------------------------------------------------------------------
C Class(2)                                                                       1/31/2003
  No sales charge*           --          --           --          3.00%(3)
  With sales charge*         --          --           --          2.00%(3)
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(2)  Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the period.

(3)  Returns for periods less than one year are not annualized.

                                                                     (continued)

------
     2

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 3, 2001

*Fund data from 12/3/01, the Investor Class's inception date. Index data from
 11/30/01, the date nearest the Investor Class's inception for which data are available.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          ------
                                                                          3

Diversified Bond - Portfolio Commentary

By Jeff Houston, portfolio manager

RETURNS REMAINED POSITIVE DESPITE ECONOMIC UPTURN

Diversified Bond and its broad market index, the Lehman Brothers U.S. Aggregate
Index (LBA), posted positive returns for the six months ended Sept. 30, 2003, despite stronger economic growth and a resurgent U.S. stock market. Diversified
Bond and the LBA gained 2.16% and 2.35% respectively for the six months, boosted primarily by the performance of investment-grade corporate bonds.* The corporate component of the LBA rose 4.96% during the six-month period, led by transportation (especially airlines), consumer cyclicals (particularly automotive), and communications (notably cable media).

Like those corporate bonds, the major U.S. stock indices rose during the six months, influenced by a rebounding U.S. economy that grew at a 3.3% annual rate in the second quarter of 2003 and an estimated 7.2% annual rate in the third quarter. The S&P 500 Index advanced 18.45% and the Nasdaq Composite was up
33.49%.

ROLLERCOASTER RIDE FOR BOND INVESTORS

During the six months ended Sept. 30, 2003, the broad taxable investment-grade
U.S. bond market, as represented by the LBA, went on a rollercoaster ride that was wilder than the final 2.35% return indicates.

From March 31 to mid-June, the LBA was up nearly 4% as lingering signs of economic weakness -- including high unemployment -- boosted demand for bonds.
But the market suddenly reversed direction in mid-June and sold off sharply for about 45 days, plunging the LBA into negative territory by the end of July. The market recovered somewhat in September after national payroll employment declined in August by what was originally reported as 93,000 jobs (later revised to 41,000).

SECTOR RETURNS

While the corporate bond sector outperformed the LBA during the six months, the index's other two largest components -- the mortgage-backed securities (MBS) and
Treasury sectors -- underperformed, returning 1.18% and 1.78% respectively.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.8 years             5.4 years
--------------------------------------------------------------------------------
Average Duration                          4.4 years             4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.02%
--------------------------------------------------------------------------------
Institutional Class                                    3.22%
--------------------------------------------------------------------------------
Advisor Class                                          2.77%
--------------------------------------------------------------------------------
A Class                                                2.65%
--------------------------------------------------------------------------------
B Class                                                2.04%
--------------------------------------------------------------------------------
C Class                                                2.28%
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                         3.93%
--------------------------------------------------------------------------------
Institutional Class                                    4.13%
--------------------------------------------------------------------------------
Advisor Class                                          3.68%
--------------------------------------------------------------------------------
A Class                                                3.68%
--------------------------------------------------------------------------------
B Class                                                2.92%
--------------------------------------------------------------------------------
C Class                                                3.20%
--------------------------------------------------------------------------------

*All fund returns referenced in this
commentary are for Investor Class shares.                           (continued)

------
     4

Diversified Bond - Portfolio Commentary

MBS were affected by plunging mortgage interest rates and soaring refinancing activity during the period. The average conforming 30-year fixed mortgage rate dropped to a record-low 5.21% in June, according to Freddie Mac. Meanwhile, the
Mortgage Bankers Association's refinancing index reached 9162.7 for the week ended June 13. (Later, it dropped back to just 2506.8 for the week ended Sept.
26.)

Treasurys experienced tremendous volatility, including one of the worst months
(July) in the sector's history. The 10-year Treasury note yield started the six months at 3.80%, plunged to just 3.11% in mid-June, soared to over 4.40% in the following 45 days, and finished at 3.94%.

PORTFOLIO POSITIONING

Diversified Bond aims to provide a high level of income by investing in non-money market debt securities, which may include MBS, other asset-backed securities (ABS), corporate debt, and government securities. The portfolio is managed with a goal of adding value by modestly overweighting the relatively undervalued, higher-yielding sectors of the market.

During the six months, the main differences between the portfolio and the LBA were relative portfolio overweights in corporates, commercial MBS, and ABS; and
underweights in fixed-rate MBS, Treasurys, and agency securities. These positions were established in anticipation of stronger economic growth and higher interest rates. However, we were somewhat early with that call, which held back relative performance. But given the increased likelihood of a stronger economy and rising interest rates in coming quarters, we believe the portfolio's position is appropriate for current economic and market conditions.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
AAA                                          58%                   73%
--------------------------------------------------------------------------------
AA                                            8%                    3%
--------------------------------------------------------------------------------
A                                            13%                   14%
--------------------------------------------------------------------------------
BBB                                          15%                    9%
--------------------------------------------------------------------------------
BB                                            6%                    1%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Corporate Bonds                             33.8%                 25.9%
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  24.0%                 22.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    13.4%                 24.8%
--------------------------------------------------------------------------------
CMOs                                         8.1%                 10.5%
--------------------------------------------------------------------------------
Asset-Backed Securities                      7.6%                  3.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            4.0%                  5.1%
--------------------------------------------------------------------------------
Municipals                                   3.5%                   --
--------------------------------------------------------------------------------
Other(1)                                     5.6%                  7.8%
--------------------------------------------------------------------------------

(1)  Includes Temporary Cash Investments.

                                                                          ------
                                                                          5

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 33.8%
--------------------------------------------------------------------------------

ALCOHOL -- 0.3%
--------------------------------------------------------------------------------
      $ 1,500,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03,
                   Cost $1,494,855)(1)                           $    1,542,774
--------------------------------------------------------------------------------

BANKS -- 2.5%
--------------------------------------------------------------------------------
        3,300,000  Bank of America Corp.,
                   6.625%, 6/15/04                                    3,425,050
--------------------------------------------------------------------------------
        1,500,000  Bank of America Corp.,
                   4.75%, 8/15/13                                     1,500,423
--------------------------------------------------------------------------------
        2,300,000  Citigroup Inc., 4.125%, 6/30/05                    2,397,706
--------------------------------------------------------------------------------
        1,500,000  Citigroup Inc., 7.25%, 10/1/10                     1,779,216
--------------------------------------------------------------------------------
        1,500,000  Marshall & Ilsley Bank,
                   4.125%, 9/4/07                                     1,577,109
--------------------------------------------------------------------------------
        2,000,000  US Bancorp, 2.75%, 3/30/06                         2,034,204
--------------------------------------------------------------------------------
                                                                     12,713,708
--------------------------------------------------------------------------------

CHEMICALS -- 0.6%
--------------------------------------------------------------------------------
       2,800,000  Crompton Corp., 8.50%, 3/15/05                      2,933,000
--------------------------------------------------------------------------------

CLOTHING STORES -- 0.2%
--------------------------------------------------------------------------------
         750,000  Limited Brands, 6.95%, 3/1/33                         829,430
--------------------------------------------------------------------------------

DIVERSIFIED -- 8.8%
--------------------------------------------------------------------------------
          137,500  iShares GS $ InvesTop
                   Corporate Bond Fund(2)                            15,420,624
--------------------------------------------------------------------------------
       11,826,000  Lehman Brothers TRAINS(reg.sm),
                   Series 10-2002, 6.96%, 1/15/12
                   (Acquired 5/23/02-1/3/03,
                   Cost $12,528,924)(1)                              13,483,614
--------------------------------------------------------------------------------
        7,260,000  Lehman Brothers TRAINS(reg.sm),
                   Series L-2002, 7.75%, 11/15/31
                   (Acquired 4/14/03-5/8/03,
                   Cost $8,595,081)(1)                                8,698,112
--------------------------------------------------------------------------------
        6,050,000  Morgan Stanley TRACERS(reg.sm),
                   7.70%, 3/31/32 (Acquired
                   3/15/02-8/28/02,
                   Cost $6,421,740)(1)                                7,117,039
--------------------------------------------------------------------------------
                                                                     44,719,389
--------------------------------------------------------------------------------

ELECTRICAL UTILITY -- 1.9%
--------------------------------------------------------------------------------
        1,000,000  Carolina Power & Light Co.,
                   6.50%, 7/15/12                                     1,113,601
--------------------------------------------------------------------------------
        1,500,000  Constellation Energy Group Inc.,
                   4.55%, 6/15/15                                     1,397,142
--------------------------------------------------------------------------------
        2,300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    2,367,815
--------------------------------------------------------------------------------
        1,650,000  Progress Energy Inc.,
                   7.10%, 3/1/11                                      1,865,568
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co.,
                   6.375%, 8/15/12                                      640,088
--------------------------------------------------------------------------------
        2,000,000  Virginia Electric and
                   Power Co., 5.75%, 3/31/06                          2,169,454
--------------------------------------------------------------------------------
                                                                      9,553,668
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 1.1%
--------------------------------------------------------------------------------
     $    800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                $    1,011,822
--------------------------------------------------------------------------------
        1,500,000  Conoco Funding Co.,
                   6.35%, 10/15/11                                    1,697,736
--------------------------------------------------------------------------------
        1,500,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                     1,527,402
--------------------------------------------------------------------------------
        1,150,000  XTO Energy Inc.,
                   6.25%, 4/15/13                                     1,196,000
--------------------------------------------------------------------------------
                                                                      5,432,960
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
        2,250,000  Allied Waste North America, Inc.,
                   Series B, 7.625%, 1/1/06                           2,362,500
--------------------------------------------------------------------------------
        1,400,000  Waste Management Inc.,
                   7.00%, 10/15/06                                    1,568,788
--------------------------------------------------------------------------------
        2,100,000  Waste Management Inc.,
                   6.50%, 11/15/08                                    2,347,888
--------------------------------------------------------------------------------
                                                                      6,279,176
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.1%
--------------------------------------------------------------------------------
        1,500,000  American General
                   Finance Corp., Series H,
                   4.50%, 11/15/07                                    1,579,553
--------------------------------------------------------------------------------
        2,700,000  Associates Corp. N.A.,
                   6.00%, 7/15/05                                     2,911,528
--------------------------------------------------------------------------------
        2,000,000  Ford Motor Credit Co.,
                   6.875%, 2/1/06                                     2,128,761
--------------------------------------------------------------------------------
        1,000,000  Ford Motor Credit Co., VRN,
                   1.59%, 12/31/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with no caps                        982,566
--------------------------------------------------------------------------------
        2,000,000  General Electric Capital Corp.,
                   2.75%, 9/25/06                                     2,023,356
--------------------------------------------------------------------------------
        2,000,000  General Electric Co.,
                   5.00%, 2/1/13                                      2,054,052
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., 6.75%, 1/15/06                              1,070,083
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                             1,058,182
--------------------------------------------------------------------------------
        2,050,000  General Motors Acceptance
                   Corp., VRN, 3.14%, 12/3/03,
                   resets quarterly off the
                   3-month LIBOR plus
                   2.00% with no caps                                 2,075,814
--------------------------------------------------------------------------------
                                                                     15,883,895
--------------------------------------------------------------------------------

FOOD & BEVERAGE -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Cadbury Schweppes
                   US Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $1,491,540)(1)                                1,524,626
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
        1,100,000  Abitibi-Consolidated
                   Finance L.P., 7.875%, 8/1/09                       1,174,722
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
     6

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 0.5%
--------------------------------------------------------------------------------
     $    600,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                          $      638,782
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                      545,968
--------------------------------------------------------------------------------
        1,100,000  Sempra Energy,
                   6.00%, 2/1/13                                      1,188,354
--------------------------------------------------------------------------------
                                                                      2,373,104
--------------------------------------------------------------------------------

GROCERY STORES -- 0.9%
--------------------------------------------------------------------------------
        2,100,000  Delhaize America Inc.,
                   7.375%, 4/15/06                                    2,257,500
--------------------------------------------------------------------------------
        2,000,000  Safeway Inc., 6.15%, 3/1/06                        2,170,276
--------------------------------------------------------------------------------
                                                                      4,427,776
--------------------------------------------------------------------------------

HEAVY MACHINERY -- 0.4%
--------------------------------------------------------------------------------
        2,000,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                              2,022,884
--------------------------------------------------------------------------------

HOME PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
        1,800,000  Dial Corp., 7.00%, 8/15/06                         2,014,043
--------------------------------------------------------------------------------
        2,000,000  Newell Rubbermaid Inc.,
                   2.00%, 5/1/05                                      1,994,506
--------------------------------------------------------------------------------
                                                                      4,008,549
--------------------------------------------------------------------------------

HOTELS -- 0.6%
--------------------------------------------------------------------------------
        1,700,000  MGM Mirage, 6.00%, 10/1/09                         1,717,000
--------------------------------------------------------------------------------
        1,100,000  Mirage Resorts Inc.,
                   6.75%, 2/1/08                                      1,163,250
--------------------------------------------------------------------------------
                                                                      2,880,250
--------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Tyco International Group SA,
                   6.125%, 1/15/09                                    1,050,000
--------------------------------------------------------------------------------

INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          455,000  International Business Machines
                   Corp., 7.125%, 12/1/96                               527,251
--------------------------------------------------------------------------------

LEISURE -- 0.6%
--------------------------------------------------------------------------------
        1,150,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                      1,196,000
--------------------------------------------------------------------------------
        1,900,000  Park Place Entertainment
                   Corp., 7.875%, 12/15/05                            2,021,125
--------------------------------------------------------------------------------
                                                                      3,217,125
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 0.9%
--------------------------------------------------------------------------------
        2,000,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03,
                   Cost $1,996,080)(1)                                2,076,932
--------------------------------------------------------------------------------
        2,200,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $2,199,956)(1)                        2,250,171
--------------------------------------------------------------------------------
                                                                      4,327,103
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

MEDIA -- 3.2%
--------------------------------------------------------------------------------
      $ 2,000,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                         $     2,026,664
--------------------------------------------------------------------------------
          700,000  Comcast Cable Communications,
                   8.375%, 5/1/07                                       820,170
--------------------------------------------------------------------------------
        1,000,000  Comcast Corp., 5.85%, 1/15/10                      1,083,105
--------------------------------------------------------------------------------
        1,500,000  Comcast Corp., 5.50%, 3/15/11                      1,580,433
--------------------------------------------------------------------------------
          700,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       795,682
--------------------------------------------------------------------------------
        1,000,000  CSC Holdings Inc.,
                   7.25%, 7/15/08                                     1,002,500
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.625%, 7/15/18                                      482,500
--------------------------------------------------------------------------------
        3,850,000  Echostar DBS Corp.,
                   9.375%, 2/1/09                                     4,124,312
--------------------------------------------------------------------------------
        2,400,000  Liberty Media Corp., VRN,
                   2.64%, 12/15/03, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with no caps                      2,389,327
--------------------------------------------------------------------------------
        1,000,000  News America Holdings,
                   7.75%, 1/20/24                                     1,170,433
--------------------------------------------------------------------------------
          500,000  Rogers Cable Inc., 6.25%,
                   6/15/13 (Acquired 6/16/03,
                   Cost $500,000)(1)                                    501,875
--------------------------------------------------------------------------------
                                                                     15,977,001
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,734,947
--------------------------------------------------------------------------------

MINING & METALS -- 0.7%
--------------------------------------------------------------------------------
        2,000,000  Ball Corp., 7.75%, 8/1/06                          2,180,000
--------------------------------------------------------------------------------
        1,250,000  IPSCO Inc., 8.75%, 6/1/13
                   (Acquired 7/1/03,
                   Cost $1,271,875)(1)                                1,312,500
--------------------------------------------------------------------------------
                                                                      3,492,500
--------------------------------------------------------------------------------

OIL SERVICES -- 0.5%
--------------------------------------------------------------------------------
        2,100,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14                            2,268,000
--------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $1,492,515)(1)                        1,449,203
--------------------------------------------------------------------------------

RESTAURANTS -- 0.5%
--------------------------------------------------------------------------------
        2,150,000  Yum! Brands Inc.,
                   8.875%, 4/15/11                                    2,515,500
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 1.1%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                      1,285,906
--------------------------------------------------------------------------------
        2,000,000  Merrill Lynch & Co. Inc.,
                   3.70%, 4/21/08                                     2,031,850
--------------------------------------------------------------------------------
        2,000,000  Morgan Stanley,
                   4.25%, 5/15/10                                     2,022,012
--------------------------------------------------------------------------------
                                                                      5,339,768
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          7

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SPECIALTY STORES -- 0.3%
--------------------------------------------------------------------------------
      $ 1,500,000  Office Depot Inc., 6.25%,
                   8/15/13 (Acquired 8/6/03,
                   Cost $1,495,800)(1)                           $    1,599,354
--------------------------------------------------------------------------------

TELEPHONE -- 0.9%
--------------------------------------------------------------------------------
           26,000  AT&T Corp., 6.00%, 3/15/09                            28,035
--------------------------------------------------------------------------------
          260,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                       322,770
--------------------------------------------------------------------------------
          600,000  Sprint Capital Corp.,
                   6.875%, 11/15/28                                     587,173
--------------------------------------------------------------------------------
        1,400,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,579,377
--------------------------------------------------------------------------------
        1,500,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                     1,486,485
--------------------------------------------------------------------------------
          400,000  Verizon Pennsylvania Inc.,
                   Series A, 5.65%, 11/15/11                            429,280
--------------------------------------------------------------------------------
                                                                      4,433,120
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 0.8%
--------------------------------------------------------------------------------
          650,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       757,938
--------------------------------------------------------------------------------
        1,000,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                         1,225,163
--------------------------------------------------------------------------------
        1,500,000  Deutsche Telekom International
                   Finance BV, 8.75%, 6/15/30                         1,909,553
--------------------------------------------------------------------------------
                                                                      3,892,654
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $163,255,342)                                                 170,123,437
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(3) -- 24.0%
--------------------------------------------------------------------------------
          111,252  FHLMC, 6.50%, 2/1/09                                 117,430
--------------------------------------------------------------------------------
           85,099  FHLMC, 6.50%, 12/1/12                                 89,643
--------------------------------------------------------------------------------
        1,017,877  FHLMC, 6.00%, 1/1/13                               1,062,347
--------------------------------------------------------------------------------
          106,713  FHLMC, 7.00%, 11/1/13                                113,320
--------------------------------------------------------------------------------
          242,807  FHLMC, 7.00%, 6/1/14                                 257,881
--------------------------------------------------------------------------------
          492,397  FHLMC, 6.50%, 6/1/16                                 518,209
--------------------------------------------------------------------------------
          848,015  FHLMC, 6.50%, 6/1/16                                 892,470
--------------------------------------------------------------------------------
        6,048,948  FHLMC, 5.00%, 11/1/17                              6,194,690
--------------------------------------------------------------------------------
           24,050  FHLMC, 8.50%, 10/1/26                                 26,106
--------------------------------------------------------------------------------
          103,763  FHLMC, 7.00%, 9/1/27                                 109,833
--------------------------------------------------------------------------------
          176,565  FHLMC, 6.50%, 1/1/28                                 184,728
--------------------------------------------------------------------------------
           26,462  FHLMC, 7.00%, 2/1/28                                  28,010
--------------------------------------------------------------------------------
          872,862  FHLMC, 6.50%, 3/1/29                                 912,704
--------------------------------------------------------------------------------
          683,935  FHLMC, 6.50%, 6/1/29                                 714,939
--------------------------------------------------------------------------------
           95,572  FHLMC, 7.00%, 8/1/29                                 101,010
--------------------------------------------------------------------------------
          396,118  FHLMC, 7.50%, 8/1/29                                 423,942
--------------------------------------------------------------------------------
           23,012  FHLMC, 6.50%, 5/1/31                                  24,035
--------------------------------------------------------------------------------
        1,186,864  FHLMC, 6.50%, 5/1/31                               1,239,594
--------------------------------------------------------------------------------
          520,277  FHLMC, 6.50%, 6/1/31                                 543,392
--------------------------------------------------------------------------------
           40,302  FHLMC, 6.50%, 6/1/31                                  42,092
--------------------------------------------------------------------------------
           14,619  FHLMC, 6.50%, 6/1/31                                  15,268
--------------------------------------------------------------------------------
           14,623  FHLMC, 6.50%, 6/1/31                                  15,272
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $     23,253  FHLMC, 6.50%, 6/1/31                         $        24,286
--------------------------------------------------------------------------------
           26,367  FHLMC, 6.50%, 6/1/31                                  27,538
--------------------------------------------------------------------------------
        7,000,000  FNMA, 6.00%, settlement
                   date 10/15/03(4)                                   7,155,313
--------------------------------------------------------------------------------
       11,500,000  FNMA, 5.00%, settlement
                   date 10/20/03(4)                                  11,656,467
--------------------------------------------------------------------------------
          275,712  FNMA, 6.00%, 2/1/09                                  288,817
--------------------------------------------------------------------------------
           62,277  FNMA, 6.00%, 5/1/13                                   65,168
--------------------------------------------------------------------------------
           74,251  FNMA, 6.00%, 5/1/13                                   77,708
--------------------------------------------------------------------------------
          267,200  FNMA, 6.00%, 7/1/13                                  279,603
--------------------------------------------------------------------------------
          500,088  FNMA, 6.00%, 12/1/13                                 523,301
--------------------------------------------------------------------------------
          350,931  FNMA, 6.00%, 1/1/14                                  367,220
--------------------------------------------------------------------------------
          727,034  FNMA, 6.00%, 2/1/14                                  760,781
--------------------------------------------------------------------------------
          644,248  FNMA, 6.00%, 4/1/14                                  674,152
--------------------------------------------------------------------------------
        3,286,128  FNMA, 5.50%, 12/1/16                               3,403,453
--------------------------------------------------------------------------------
        2,175,616  FNMA, 5.50%, 12/1/16                               2,253,292
--------------------------------------------------------------------------------
          499,144  FNMA, 6.50%, 1/1/26                                  522,008
--------------------------------------------------------------------------------
          100,230  FNMA, 7.00%, 12/1/27                                 106,330
--------------------------------------------------------------------------------
           79,245  FNMA, 6.50%, 1/1/28                                   82,778
--------------------------------------------------------------------------------
           40,184  FNMA, 7.00%, 1/1/28                                   42,629
--------------------------------------------------------------------------------
          205,450  FNMA, 7.50%, 4/1/28                                  219,763
--------------------------------------------------------------------------------
          382,869  FNMA, 7.00%, 5/1/28                                  405,800
--------------------------------------------------------------------------------
           35,426  FNMA, 7.00%, 6/1/28                                   37,548
--------------------------------------------------------------------------------
          227,525  FNMA, 6.00%, 9/1/28                                  235,461
--------------------------------------------------------------------------------
          109,650  FNMA, 6.00%, 12/1/28                                 113,474
--------------------------------------------------------------------------------
          159,159  FNMA, 6.00%, 12/1/28                                 164,710
--------------------------------------------------------------------------------
        1,216,009  FNMA, 6.00%, 1/1/29                                1,258,423
--------------------------------------------------------------------------------
          110,069  FNMA, 6.50%, 1/1/29                                  114,904
--------------------------------------------------------------------------------
          331,273  FNMA, 6.50%, 4/1/29                                  345,718
--------------------------------------------------------------------------------
          235,861  FNMA, 7.00%, 7/1/29                                  249,849
--------------------------------------------------------------------------------
          151,925  FNMA, 7.00%, 7/1/29                                  161,024
--------------------------------------------------------------------------------
          414,842  FNMA, 7.50%, 7/1/29                                  442,943
--------------------------------------------------------------------------------
          100,089  FNMA, 7.00%, 5/1/30                                  105,965
--------------------------------------------------------------------------------
          456,219  FNMA, 7.50%, 8/1/30                                  487,018
--------------------------------------------------------------------------------
          384,828  FNMA, 7.50%, 9/1/30                                  410,807
--------------------------------------------------------------------------------
        3,110,713  FNMA, 7.00%, 9/1/31                                3,293,287
--------------------------------------------------------------------------------
        1,772,104  FNMA, 6.00%, 12/1/31                               1,829,318
--------------------------------------------------------------------------------
          964,680  FNMA, 6.50%, 1/1/32                                1,005,923
--------------------------------------------------------------------------------
        7,216,413  FNMA, 6.00%, 6/1/32                                7,449,943
--------------------------------------------------------------------------------
        5,887,497  FNMA, 7.00%, 6/1/32                                6,230,008
--------------------------------------------------------------------------------
        3,363,392  FNMA, 6.50%, 8/1/32                                3,507,187
--------------------------------------------------------------------------------
        3,549,336  FNMA, 6.00%, 11/1/32                               3,663,930
--------------------------------------------------------------------------------
        3,868,527  FNMA, 6.00%, 1/1/33                                3,993,716
--------------------------------------------------------------------------------
        6,699,603  FNMA, 5.50%, 6/1/33                                6,840,924
--------------------------------------------------------------------------------
          269,653  FNMA, 6.00%, 7/1/33                                  278,375
--------------------------------------------------------------------------------
        7,163,708  FNMA, 5.50%, 8/1/33                                7,314,819
--------------------------------------------------------------------------------
        2,542,953  FNMA, 6.00%, 8/1/33                                2,625,202
--------------------------------------------------------------------------------
        1,180,709  FNMA, 6.00%, 8/1/33                                1,218,898
--------------------------------------------------------------------------------
        7,250,000  FNMA, 5.50%, 9/1/33                                7,402,932
--------------------------------------------------------------------------------
        2,997,173  FNMA, 6.00%, 9/1/33                                3,094,113
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
     8

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 2,997,206  FNMA, 6.00%, 9/1/33                           $    3,094,147
--------------------------------------------------------------------------------
        4,124,476  FNMA, 6.00%, 9/1/33                                4,257,878
--------------------------------------------------------------------------------
        2,869,110  FNMA, 6.00%, 9/1/33                                2,961,908
--------------------------------------------------------------------------------
          106,950  GNMA, 7.50%, 8/20/17                                 114,552
--------------------------------------------------------------------------------
          271,378  GNMA, 7.00%, 11/15/22                                290,943
--------------------------------------------------------------------------------
           82,436  GNMA, 8.75%, 3/15/25                                  90,690
--------------------------------------------------------------------------------
           73,031  GNMA, 7.00%, 4/20/26                                  77,686
--------------------------------------------------------------------------------
          136,252  GNMA, 7.50%, 8/15/26                                 146,466
--------------------------------------------------------------------------------
           76,015  GNMA, 8.00%, 8/15/26                                  82,503
--------------------------------------------------------------------------------
           14,489  GNMA, 7.50%, 4/15/27                                  15,538
--------------------------------------------------------------------------------
          140,163  GNMA, 7.50%, 5/15/27                                 150,307
--------------------------------------------------------------------------------
          140,535  GNMA, 8.00%, 6/15/27                                 152,066
--------------------------------------------------------------------------------
           13,735  GNMA, 7.50%, 11/15/27                                 14,729
--------------------------------------------------------------------------------
           19,194  GNMA, 7.50%, 11/15/27                                 20,584
--------------------------------------------------------------------------------
          149,433  GNMA, 7.00%, 2/15/28                                 159,250
--------------------------------------------------------------------------------
          128,673  GNMA, 7.50%, 2/15/28                                 137,886
--------------------------------------------------------------------------------
          288,810  GNMA, 6.50%, 3/15/28                                 303,853
--------------------------------------------------------------------------------
          137,276  GNMA, 7.00%, 4/15/28                                 146,295
--------------------------------------------------------------------------------
          617,590  GNMA, 6.50%, 5/15/28                                 649,758
--------------------------------------------------------------------------------
          126,465  GNMA, 6.50%, 5/15/28                                 133,053
--------------------------------------------------------------------------------
            7,667  GNMA, 6.50%, 5/15/28                                   8,067
--------------------------------------------------------------------------------
          245,631  GNMA, 7.00%, 12/15/28                                261,768
--------------------------------------------------------------------------------
           42,235  GNMA, 8.00%, 12/15/29                                 45,662
--------------------------------------------------------------------------------
          970,972  GNMA, 7.00%, 5/15/31                               1,032,980
--------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $118,044,957)                                                 120,788,310
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 13.4%
--------------------------------------------------------------------------------
          350,000  U.S. Treasury Bonds,
                   6.375%, 8/16/27                                      417,772
--------------------------------------------------------------------------------
       10,950,000  U.S. Treasury Bonds,
                   5.50%, 8/15/28                                    11,732,761
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Bonds,
                   5.375%, 2/15/31                                      107,344
--------------------------------------------------------------------------------
       22,000,000  U.S. Treasury Notes,
                   1.625%, 3/31/05(5)                                22,141,811
--------------------------------------------------------------------------------
        8,500,000  U.S. Treasury Notes,
                   2.375%, 8/15/06                                    8,620,530
--------------------------------------------------------------------------------
        7,500,000  U.S. Treasury Notes,
                   3.125%, 9/15/08                                    7,606,643
--------------------------------------------------------------------------------
       10,500,000  U.S. Treasury Notes,
                   4.00%, 11/15/12                                   10,627,974
--------------------------------------------------------------------------------
        6,100,000  U.S. Treasury Notes,
                   4.25%, 8/15/13                                     6,255,123
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY SECURITIES
(Cost $66,218,479)                                                   67,509,958
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 8.1%
--------------------------------------------------------------------------------
      $27,034,837  Commercial Mortgage
                   Acceptance Corp.
                   STRIPS - INTEREST,
                   Series 1998 C2, Class X,
                   VRN, 1.05%, 10/1/03                           $    1,259,148
--------------------------------------------------------------------------------
        4,300,000  Commercial Mortgage
                   Acceptance Corp.,
                   Series 1999 C1, Class A2 SEQ,
                   7.03%, 6/15/31                                     4,972,055
--------------------------------------------------------------------------------
        3,650,000  Commercial Mortgage Asset
                   Trust, Series 1999 C1,
                   Class A2 SEQ, 6.59%, 1/17/32                       4,126,347
--------------------------------------------------------------------------------
        1,326,912  Credit-Based Asset Servicing
                   and Securitization,
                   Series 2001 CB2, Class A2F,
                   5.97%, 3/25/19                                     1,337,672
--------------------------------------------------------------------------------
          998,511  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                     1,050,043
--------------------------------------------------------------------------------
          108,611  FNMA REMIC, Series 1989-35,
                   Class G, 9.50%, 7/25/19                              123,359
--------------------------------------------------------------------------------
        3,179,025  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                       3,331,183
--------------------------------------------------------------------------------
        4,164,931  FNMA, Series 2002-91,
                   Class LK SEQ, 4.50%, 6/25/22                       4,274,893
--------------------------------------------------------------------------------
        1,646,409  FNMA, Series 2003-9,
                   Class BC SEQ, 5.00%, 2/25/22                       1,713,307
--------------------------------------------------------------------------------
        2,700,000  GMAC Commercial Mortgage
                   Securities Inc., Series 2000 C3,
                   Class A2 SEQ, 6.96%, 9/15/35                       3,118,775
--------------------------------------------------------------------------------
        2,095,800  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                      2,189,038
--------------------------------------------------------------------------------
        3,000,000  J.P. Morgan Chase Commercial
                   Mortgage Securities Corp.,
                   Series 2002 FL1A, Class A2,
                   VRN, 1.56%, 10/14/03, resets
                   monthly off the 1-month LIBOR
                   plus 0.44% with no caps
                   (Acquired 4/3/02,
                   Cost $3,000,000)(1)                                3,000,942
--------------------------------------------------------------------------------
        3,500,000  Mortgage Capital Funding Inc.,
                   Series 1998 MC3, Class A2 SEQ,
                   6.34%, 11/18/31                                    3,921,642
--------------------------------------------------------------------------------
        1,916,735  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                     2,042,605
--------------------------------------------------------------------------------
        4,250,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2003 C4,
                   Class A2 SEQ, 4.57%, 4/15/35                       4,317,714
--------------------------------------------------------------------------------

TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS
(Cost $40,512,456)                                                   40,778,723
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          ------
                                                                          9

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(3) -- 7.6%
--------------------------------------------------------------------------------
     $    328,389  AmeriCredit Automobile
                   Receivables Trust,
                   Series 1999 D, Class A3 SEQ,
                   7.02%, 12/12/05                              $       331,518
--------------------------------------------------------------------------------
        4,000,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-5,
                   Class A3 SEQ, 3.03%, 7/25/33                       4,019,063
--------------------------------------------------------------------------------
        4,500,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-8,
                   Class AF2 SEQ, 3.02%,
                   10/25/33                                           4,507,393
--------------------------------------------------------------------------------
          480,000  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   Class NOTE, 7.14%, 11/25/33                          480,525
--------------------------------------------------------------------------------
        3,000,000  Argent Securities Inc.,
                   Series 2003 W3,
                   Class AF3 SEQ,
                   3.99%, 9/25/30                                     3,064,922
--------------------------------------------------------------------------------
          566,616  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003 Opt. 1, Class N1,
                   6.90%, 7/26/33                                       566,616
--------------------------------------------------------------------------------
        1,796,956  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.52%, 10/27/03,
                   resets monthly off the
                   1-month LIBOR plus 1.40%
                   with a cap of 13.00%
                   (Acquired 6/13/03,
                   Cost $1,804,116)(1)                                1,799,898
--------------------------------------------------------------------------------
        1,099,810  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 1.96%, 10/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with
                   no caps (Acquired 9/19/03,
                   Cost $1,102,431)(1)                                1,103,978
--------------------------------------------------------------------------------
        1,500,000  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2, VRN,
                   2.05%, 10/25/03, resets
                   monthly off the 1-month LIBOR
                   plus 0.93% with no caps                            1,502,001
--------------------------------------------------------------------------------
          380,488  CIT RV Trust, Series 1997 A,
                   Class A6 SEQ, 6.35%, 4/15/11                         389,946
--------------------------------------------------------------------------------
          375,334  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         381,856
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                        1,476,197
--------------------------------------------------------------------------------
        1,500,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                    1,560,911
--------------------------------------------------------------------------------
        1,748,907  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.77%,
                   10/20/03, resets monthly
                   off the 1-month LIBOR
                   plus 0.65% with no caps                            1,750,763
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 2,400,000  Long Beach Mortgage Loan
                   Trust, Series 2001 2, Class M2,
                   VRN, 2.07%, 10/25/03,
                   resets monthly off the
                   1-month LIBOR plus 0.95%
                   with no caps                                  $    2,373,905
--------------------------------------------------------------------------------
        4,000,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                      4,403,016
--------------------------------------------------------------------------------
        3,500,000  Residential Asset Mortgage
                   Products Inc., Series 2003 RZ4,
                   Class A4 SEQ, 4.04%, 12/25/30                      3,548,125
--------------------------------------------------------------------------------
        2,500,000  Residential Funding Mortgage
                   Securities II, Series 2002 HS2,
                   Class A4 SEQ, 5.24%, 3/25/17                       2,514,375
--------------------------------------------------------------------------------
        2,480,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    2,552,418
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(Cost $37,705,969)                                                   38,327,426
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 4.0%
--------------------------------------------------------------------------------
        5,500,000  FHLB, 1.875%, 6/15/06                              5,478,709
--------------------------------------------------------------------------------
        1,500,000  FHLB, 3.875%, 6/14/13                              1,439,387
--------------------------------------------------------------------------------
        2,000,000  FHLMC, 4.875%, 3/15/07                             2,159,886
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 3.50%, 4/1/08                               5,039,000
--------------------------------------------------------------------------------
        3,000,000  FHLMC, 4.50%, 7/15/13                              3,035,433
--------------------------------------------------------------------------------
        1,900,000  FNMA, 5.50%, 2/15/06                               2,061,025
--------------------------------------------------------------------------------
        1,000,000  FNMA MTN, 5.74%, 1/21/09                           1,013,136
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $19,630,460)                                                   20,226,576
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 3.5%
--------------------------------------------------------------------------------
       10,100,000  California Rev. Anticipation
                   Warrants, Series 2003 B,
                   2.00%, 6/16/04                                    10,141,713
--------------------------------------------------------------------------------
        3,650,000  Illinois GO, 5.10%, 6/1/33                         3,393,150
--------------------------------------------------------------------------------
        4,000,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B,
                   4.25%, 1/1/16 (AMBAC)                              3,858,480
--------------------------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES
(Cost $17,825,099)                                                   17,393,343
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.4%
--------------------------------------------------------------------------------
        5,000,000  Crown Point Capital Co.,
                   1.12%, 10/14/03 (Acquired
                   8/29/03, Cost $4,992,844)(1)                       4,997,900
--------------------------------------------------------------------------------
        3,500,000  Ford Motor Credit Co.,
                   1.24%, 10/20/03                                    3,497,921
--------------------------------------------------------------------------------
        3,500,000  General Motors Acceptance
                   Corp., 1.25%, 10/10/03                             3,498,947
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost $11,994,594)                                                   11,994,768
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
    10

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.4%
--------------------------------------------------------------------------------
      $ 2,000,000  Province of Ontario,
                   3.50%, 9/17/07                                $    2,048,888
--------------------------------------------------------------------------------
        1,500,000  Province of Quebec,
                   7.50%, 9/15/29                                     1,910,220
--------------------------------------------------------------------------------
        3,000,000  Republic of Italy,
                   2.50%, 3/31/06                                     3,043,893
--------------------------------------------------------------------------------

TOTAL SOVEREIGN  GOVERNMENTS & AGENCIES
(Cost $6,847,818)                                                     7,003,001
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston Corp. (U.S. Treasury obligations),
in a joint trading account at 0.92%,
dated 9/30/03, due 10/1/03
(Delivery value $9,085,232)
(Cost $9,085,000)                                                     9,085,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $491,120,174)                                                $503,230,542
================================================================================

COLLATERAL RECEIVED
FOR SECURITIES LENDING(6)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government
Agency obligations), 1.13%,
dated 9/30/03, due 10/1/03
(Delivery value $40,042,509)                                        $40,041,252
--------------------------------------------------------------------------------

SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
       $4,993,641  Bank of Nova Scotia,
                   Series YCD, VRN, 1.06%,
                   10/29/03, resets monthly
                   off the 1-month LIBOR
                   minus 0.06% with no caps                           4,993,641
--------------------------------------------------------------------------------
       10,000,000  Bear Stearns Companies, Inc.
                   Master Note, VRN,
                   1.37%, 10/1/03                                    10,000,000
--------------------------------------------------------------------------------
                                                                     14,993,641
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $ 55,034,893)                                                 $55,034,893
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corp.

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated unless otherwise noted. Rate shown is effective September 30, 2003.

(1)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     September 30, 2003, was $52,458,918, which represented 10.8% of net assets.
     None of the restricted securities were considered illiquid.

(2)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(3)  Final maturity indicated, unless otherwise noted.

(4)  Forward Commitment.

(5)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(6)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          ------
                                                                          11

High-Yield - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                                             --------------------------
                                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------------
                                                                             SINCE      INCEPTION
                                                  1 YEAR       5 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------------------------
INVESTOR CLASS                                    18.81%        2.07%        1.65%      9/30/1997
--------------------------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II(1)                       28.05%        5.90%        4.77%         --
--------------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD FUNDS AVERAGE RETURN    24.96%        2.83%        1.81%         --
--------------------------------------------------------------------------------------------------
Fund's Lipper Ranking(2)                        333 of 395   166 of 238   105 of 177       --
--------------------------------------------------------------------------------------------------
Advisor Class(3)                                  18.76%         --          9.59%       3/8/2002
--------------------------------------------------------------------------------------------------
A Class(3)                                                                              1/31/2003
    No sales charge*                                 --           --        12.16%(4)
    With sales charge*                               --           --         7.14%(4)
--------------------------------------------------------------------------------------------------
B Class(3)                                                                              1/31/2003
    No sales charge*                                 --           --        11.63%(4)
    With sales charge*                               --           --         6.63%(4)
--------------------------------------------------------------------------------------------------
C Class                                           17.93%          --         8.00%     12/10/2001
--------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  On May 31, 2001, the Donaldson, Lufkin, & Jenrette (DLJ) High Yield Index,
     the fund's benchmark since inception, became known as the Credit Suisse First
     Boston (CSFB) High Yield Index II.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3)  Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the periods.

(4)  Returns for periods less than one year are not annualized.

                                                                     (continued)

------
    12

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                            1998     1999     2000      2001    2002     2003
--------------------------------------------------------------------------------
Investor Class             -0.45%    3.37%   -1.80%   -11.54%   3.86%   18.81%
--------------------------------------------------------------------------------
CSFB High Yield Index II   -0.71%    4.48%    1.47%    -4.59%   2.85%   28.05%
--------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          ------
                                                                          13

High-Yield - Portfolio Commentary

By Michael Difley, portfolio manager

PERFORMANCE SUMMARY

High-Yield returned 8.25% for the six months ended September 30, 2003, reflecting a period during which corporate high-yield bonds enjoyed impressive gains. However, with lower credit-quality securities generally providing the biggest returns, the fund's emphasis on better-quality names curtailed its performance relative to some of its Lipper peers.* (Please see page 12 for details.)

ECONOMIC & MARKET BACKDROP

Financial markets weathered considerable volatility during the six months, and geopolitical uncertainties got the ball rolling with a U.S.-led war against Iraq in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind the markets' ups and downs. U.S. economic growth held at a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the first quarter of 2003, dredging up concerns about the recovery's staying power and starting the six months off on a downbeat note.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% in June. News that the U.S.
economy expanded at a better-than-expected clip during the second quarter arrived not long thereafter.

But by September, available evidence again pointed to tougher times in the form of mixed economic activity. A still-weak labor market and only slightly improved industrial production characterized these mixed signals, while consumer spending and homebuilding remained bright spots.

High-yield corporate bonds--which tend to act like a mix of stocks and bonds--provided standout returns in spite of that tumultuous backdrop. Next to stocks, corporate high-yield bonds were one of the best-performing asset classes for the six months, topping 10% as a category. Within the corporate high-yield universe, bonds carrying CCC or lower ratings returned more than upper-tier bonds with BB and B ratings combined.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.6 years             5.7 years
--------------------------------------------------------------------------------
Average Duration                          4.5 years             3.6 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         7.17%
--------------------------------------------------------------------------------
Advisor Class                                          6.91%
--------------------------------------------------------------------------------
A Class                                                6.60%
--------------------------------------------------------------------------------
B Class                                                6.16%
--------------------------------------------------------------------------------
C Class                                                6.41%
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                         8.37%
--------------------------------------------------------------------------------
Advisor Class                                          8.11%
--------------------------------------------------------------------------------
A Class                                                8.11%
--------------------------------------------------------------------------------
B Class                                                7.35%
--------------------------------------------------------------------------------
C Class                                                7.61%
--------------------------------------------------------------------------------

*All fund returns referenced in this
commentary are for Investor Class shares.                           (continued)

------
    14

High-Yield - Portfolio Commentary

On the supply front, global issuance of new corporate high-yield bonds picked up substantially due to tremendous investor demand for such securities. As a result, issuance in 2003 has hit a five-year high based on numbers for the first nine months of this year.

In an additional encouraging sign, Moody's trailing 12-month global default rate for corporate high-yield bonds continued to generally trend lower. Through
September, the default rate was at 5.7%, down noticeably from 9.2% at the same point in 2002.

PORTFOLIO STRATEGIES

We continued to look for attractive investments across all industries, utilizing our bottom-up approach. In doing so, we generally looked for bonds rated B or better but selectively added some bonds with CCC ratings. Still, we steered clear of what we perceived were some of the riskiest low-grade names. The results appear in the accompanying table showing the portfolio's composition by credit rating. At the end of September, the bulk of the portfolio remained in bonds rated B.

From an industry-specific standpoint, telecommunications bonds--up more than 18%
as a category for the six months after falling more than 30% in calendar
2002--were some of the period's better performers. Along those lines, the fund benefited from holdings in Nextel Communications, Nextel Partners, and Qwest.

Bonds issued by utility companies also performed well, and in that category the fund held securities from companies such as Calpine, Williams, and AES. As a category, corporate high-yield bonds in the utilities category gained more than
18% for the period, in sharp contrast with a 17% decline in 2002.

Industries that provided solid but less impressive returns included areas such as Gaming (up more than 7% for the six months) and Chemicals (up more than 6%).
These industries provided returns that exceeded 15% and 4%, respectively, in
2002. Names such as Mandalay Resort and Venetian Casino Resort provide gaming examples of portfolio holdings, and Huntsman Chemicals provides an example on the chemicals side.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
AAA                                           6%                    7%
--------------------------------------------------------------------------------
BBB                                          --                     4%
--------------------------------------------------------------------------------
BB                                           18%                   29%
--------------------------------------------------------------------------------
B                                            61%                   52%
--------------------------------------------------------------------------------
CCC or lower                                 15%                    8%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2003*
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Construction &
Real Property                               11.5%                  8.5%
--------------------------------------------------------------------------------
Media                                       10.7%                 11.3%
--------------------------------------------------------------------------------
Leisure                                      9.8%                 11.6%
--------------------------------------------------------------------------------
Industrial Services                          5.9%                  3.3%
--------------------------------------------------------------------------------
Wireless
Telecommunications                           4.7%                  3.9%
--------------------------------------------------------------------------------

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

                                                                          ------
                                                                          15

High-Yield - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 92.3%
--------------------------------------------------------------------------------

APPAREL & TEXTILES -- 2.1%
--------------------------------------------------------------------------------
       $  800,000  Perry Ellis International Inc.,
                   12.25%, 4/1/06                                 $     853,034
--------------------------------------------------------------------------------
          550,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13 (Acquired
                   9/15/03, Cost $550,000)(1)                           563,750
--------------------------------------------------------------------------------
                                                                      1,416,784
--------------------------------------------------------------------------------

CHEMICALS -- 3.8%
--------------------------------------------------------------------------------
          850,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      811,750
--------------------------------------------------------------------------------
        1,000,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(2)                                          400,000
--------------------------------------------------------------------------------
          750,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      697,500
--------------------------------------------------------------------------------
          650,000  Rhodia SA, 8.875%, 6/1/11
                   (Acquired 5/20/03,
                   Cost $652,625)(1)                                    641,875
--------------------------------------------------------------------------------
                                                                      2,551,125
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY -- 11.5%
--------------------------------------------------------------------------------
          500,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       531,250
--------------------------------------------------------------------------------
          655,000  Atrium Companies Inc., Series B,
                   10.50%, 5/1/09                                       704,125
--------------------------------------------------------------------------------
          250,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      271,250
--------------------------------------------------------------------------------
          400,000  Integrated Electrical Services Inc.,
                   9.375%, 2/1/09                                       414,000
--------------------------------------------------------------------------------
          600,000  KB Home, 9.50%, 2/15/11                              660,750
--------------------------------------------------------------------------------
          150,000  Meritage Corporation, 9.75%,
                   6/1/11 (Acquired 9/18/03,
                   Cost $163,500)(1)                                    165,000
--------------------------------------------------------------------------------
          500,000  Meritage Corporation,
                   9.75%, 6/1/11                                        550,000
--------------------------------------------------------------------------------
          500,000  Nortek Holdings Inc.,
                   9.25%, 3/15/07                                       517,500
--------------------------------------------------------------------------------
          500,000  Nortek Holdings Inc.,
                   9.875%, 6/15/11                                      531,250
--------------------------------------------------------------------------------
          550,000  Schuler Homes, Inc.,
                   10.50%, 7/15/11                                      626,313
--------------------------------------------------------------------------------
          750,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       823,125
--------------------------------------------------------------------------------
        1,250,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                   1,374,999
--------------------------------------------------------------------------------
          550,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       599,500
--------------------------------------------------------------------------------
                                                                      7,769,062
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.9%
--------------------------------------------------------------------------------
          500,000  Sealy Mattress Co.,
                   9.875%, 12/15/07                                     505,000
--------------------------------------------------------------------------------
          750,000  Sealy Mattress Co., Series B,
                   10.875%, 12/15/07(3)                                 770,625
--------------------------------------------------------------------------------
                                                                      1,275,625
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 0.8%
--------------------------------------------------------------------------------
       $  500,000  K&F Industries, Series B,
                   9.625%, 12/15/10                              $      552,500
--------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.9%
--------------------------------------------------------------------------------
          525,000  Saks Inc., 8.25%, 11/15/08                           577,500
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.9%
--------------------------------------------------------------------------------
        3,060,000  Lehman Brothers TRAINS(reg.sm),
                   Series 2003-1, 8.67%,
                   5/15/13 (Acquired 5/7/03,
                   Cost $3,272,792)(1)                                3,284,500
--------------------------------------------------------------------------------

ELECTRICAL UTILITY -- 3.0%
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%, 5/15/13                      527,500
--------------------------------------------------------------------------------
          875,000  Calpine Canada Energy Finance,
                   8.50%, 5/1/08                                        634,375
--------------------------------------------------------------------------------
          800,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10 (Acquired 6/11/03,
                   Cost $819,250)(1)                                    840,000
--------------------------------------------------------------------------------
                                                                      2,001,875
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 4.0%
--------------------------------------------------------------------------------
          650,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      705,250
--------------------------------------------------------------------------------
          500,000  Chesapeake Energy Corp.,
                   8.375%, 11/1/08                                      545,000
--------------------------------------------------------------------------------
          600,000  Magnum Hunter Resources Inc.,
                   9.60%, 3/15/12                                       657,000
--------------------------------------------------------------------------------
          242,000  Nuevo Energy Co.,
                   9.50%, 6/1/08                                        255,613
--------------------------------------------------------------------------------
          500,000  Range Resources Corp., 7.375%,
                   7/15/13 (Acquired 7/16/03,
                   Cost $495,055)(1)                                    490,000
--------------------------------------------------------------------------------
                                                                      2,652,863
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.6%
--------------------------------------------------------------------------------
          650,000  Six Flags Inc., 8.875%, 2/1/10                       599,625
--------------------------------------------------------------------------------
          500,000  Six Flags Inc., 9.75%,
                   4/15/13 (Acquired 4/9/03,
                   Cost $500,000)(1)                                    472,500
--------------------------------------------------------------------------------
                                                                      1,072,125
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
          850,000  Allied Waste N.A. Inc., Series B,
                   10.00%, 8/1/09                                       925,438
--------------------------------------------------------------------------------
          650,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        708,500
--------------------------------------------------------------------------------
          820,000  Newpark Resources,
                   8.625%, 12/15/07                                     848,700
--------------------------------------------------------------------------------
                                                                      2,482,638
--------------------------------------------------------------------------------

FOOD & BEVERAGE -- 0.6%
--------------------------------------------------------------------------------
          350,000  Merisant Co., 9.50%, 7/15/13
                   (Acquired 6/27/03,
                   Cost $353,750)(1)                                    376,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
    16

High-Yield - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER -- 2.7%
--------------------------------------------------------------------------------
       $  500,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                $     575,000
--------------------------------------------------------------------------------
          600,000  Pacifica Papers Inc.,
                   10.00%, 3/15/09                                      639,000
--------------------------------------------------------------------------------
          250,000  Tembec Industries Inc.,
                   8.625%, 6/30/09                                      247,500
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       330,750
--------------------------------------------------------------------------------
                                                                      1,792,250
--------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 3.5%
--------------------------------------------------------------------------------
          600,000  El Paso Corp., 7.875%, 6/15/12                       507,000
--------------------------------------------------------------------------------
          800,000  El Paso Corp., 7.75%, 1/15/32                        596,000
--------------------------------------------------------------------------------
          500,000  Williams Cos Inc.,
                   8.125%, 3/15/12                                      522,500
--------------------------------------------------------------------------------
          750,000  Williams Cos Inc.,
                   7.875%, 9/1/21                                       712,500
--------------------------------------------------------------------------------
                                                                      2,338,000
--------------------------------------------------------------------------------

HOME PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
          250,000  Hines Nurseries Inc., 10.25%,
                   10/1/11 (Acquired 9/22/03,
                   Cost $250,000)(1)                                    262,500
--------------------------------------------------------------------------------
          900,000  United Industries Corp.,
                   9.875%, 4/1/09                                       931,500
--------------------------------------------------------------------------------
                                                                      1,194,000
--------------------------------------------------------------------------------

HOTELS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%, 5/1/12                       550,000
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES -- 5.9%
--------------------------------------------------------------------------------
          250,000  CBRE Escrow Inc., 9.75%,
                   5/15/10 (Acquired 5/8/03,
                   Cost $250,000)(1)                                    271,875
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co. Capital,
                   8.75%, 1/15/08                                       513,750
--------------------------------------------------------------------------------
        1,250,000  Graham Packaging Co., Series B,
                   10.75%, 1/15/09(3)                                 1,287,499
--------------------------------------------------------------------------------
          300,000  United Rentals Inc.,
                   9.25%, 1/15/09                                       312,000
--------------------------------------------------------------------------------
          750,000  United Rentals N.A. Inc.,
                   Series B, 10.75%, 4/15/08                            834,375
--------------------------------------------------------------------------------
          750,000  URS Corp., 12.25%, 5/1/09                            772,500
--------------------------------------------------------------------------------
                                                                      3,991,999
--------------------------------------------------------------------------------

LEISURE -- 9.8%
--------------------------------------------------------------------------------
          500,000  Ameristar Casinos Inc.,
                   10.75%, 2/15/09                                      571,250
--------------------------------------------------------------------------------
          500,000  Aztar Corp., 8.875%, 5/15/07                         526,250
--------------------------------------------------------------------------------
          500,000  Bally Total Fitness Holding Corp.,
                   9.875%, 10/15/07                                     482,500
--------------------------------------------------------------------------------
          550,000  Bally Total Fitness Holding Corp.,
                   10.50%, 7/15/11 (Acquired
                   6/26/03, Cost $550,000)(1)                           581,625
--------------------------------------------------------------------------------
          750,000  Isle of Capri Casinos,
                   8.75%, 4/15/09                                       798,749
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
       $  600,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                $     691,500
--------------------------------------------------------------------------------
          650,000  Park Place Entertainment Corp.,
                   9.375%, 2/15/07                                      719,874
--------------------------------------------------------------------------------
          250,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      281,563
--------------------------------------------------------------------------------
          650,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      702,813
--------------------------------------------------------------------------------
          650,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         647,563
--------------------------------------------------------------------------------
          500,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      572,500
--------------------------------------------------------------------------------
                                                                      6,576,187
--------------------------------------------------------------------------------

MEDIA -- 9.1%
--------------------------------------------------------------------------------
          952,000  Charter Communications
                   Holdings LLC, 0.00%, 4/1/04(3)                       678,300
--------------------------------------------------------------------------------
          550,000  Charter Communications
                   Holdings LLC., 10.75%, 10/1/09                       452,375
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.875%, 12/15/07                                     513,750
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   10.50%, 5/15/16                                      552,500
--------------------------------------------------------------------------------
          550,000  Garden State Newspapers Inc.,
                   8.625%, 7/1/11                                       580,250
--------------------------------------------------------------------------------
        1,500,000  Imax Corp., 7.875%, 12/1/05                        1,496,249
--------------------------------------------------------------------------------
          700,000  Mediacom LLC, 8.50%, 4/15/08                         661,500
--------------------------------------------------------------------------------
          500,000  Mediacom LLC, 9.50%, 1/15/13                         476,250
--------------------------------------------------------------------------------
          650,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       719,875
--------------------------------------------------------------------------------
                                                                      6,131,049
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
          760,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      813,200
--------------------------------------------------------------------------------

MINING & METALS -- 1.7%
--------------------------------------------------------------------------------
          250,000  BWAY Corp., 10.00%, 10/15/10
                   (Acquired 11/21/02,
                   Cost $250,000)(1)                                    271,250
--------------------------------------------------------------------------------
          800,000  IPSCO Inc., 8.75%, 6/1/13
                   (Acquired 6/13/03-7/1/03,
                   Cost $818,375)(1)                                    840,000
--------------------------------------------------------------------------------
                                                                      1,111,250
--------------------------------------------------------------------------------

MULTI-INDUSTRY -- 1.1%
--------------------------------------------------------------------------------
          750,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       753,750
--------------------------------------------------------------------------------

OIL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          349,000  Pride International Inc.,
                   9.375%, 5/1/07                                       361,215
--------------------------------------------------------------------------------

PUBLISHING -- 2.0%
--------------------------------------------------------------------------------
          500,000  Cadmus Communications Corp.,
                   9.75%, 6/1/09                                        530,000
--------------------------------------------------------------------------------
          750,000  Hollinger International Publishing,
                   9.00%, 12/15/10                                      794,063
--------------------------------------------------------------------------------
                                                                      1,324,063
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          17

High-Yield - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares/Principal Amount                                              Value
--------------------------------------------------------------------------------

RESTAURANTS -- 1.3%
--------------------------------------------------------------------------------
       $  850,000  Friendly Ice Cream,
                   10.50%, 12/1/07                                $     881,875
--------------------------------------------------------------------------------

RETAIL -- 0.9%
--------------------------------------------------------------------------------
          600,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      631,500
--------------------------------------------------------------------------------

SEMICONDUCTOR -- 0.8%
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       505,000
--------------------------------------------------------------------------------

SPECIALTY STORES -- 4.0%
--------------------------------------------------------------------------------
          700,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       703,500
--------------------------------------------------------------------------------
          500,000  Autonation, Inc., 9.00%, 8/1/08                      562,500
--------------------------------------------------------------------------------
          850,000  Tuesday Morning Corp., Series B,
                   11.00%, 12/15/07                                     880,813
--------------------------------------------------------------------------------
          500,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      548,750
--------------------------------------------------------------------------------
                                                                      2,695,563
--------------------------------------------------------------------------------

TELEPHONE -- 2.7%
--------------------------------------------------------------------------------
          550,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       503,250
--------------------------------------------------------------------------------
          750,000  Qwest Capital Funding Inc.,
                   7.75%, 2/15/31                                       641,250
--------------------------------------------------------------------------------
          550,000  Qwest Services Corp.,
                   13.50%, 12/15/10
                   (Acquired 5/21/03-7/24/03,
                   Cost $618,500)(1)                                    643,500
--------------------------------------------------------------------------------
                                                                      1,788,000
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 3.7%
--------------------------------------------------------------------------------
          500,000  ACC Escrow Corp., 10.00%,
                   8/1/11 (Acquired 7/25/03,
                   Cost $500,000)(1)                                    540,000
--------------------------------------------------------------------------------
          500,000  Dobson Communications Corp.,
                   8.875%, 10/1/13 (Acquired
                   9/12/03, Cost $500,000)(1)                           508,125
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   9.95%, 2/15/08                                       528,125
--------------------------------------------------------------------------------
          850,000  Nextel Partners Inc.,
                   11.00%, 3/15/10                                      932,875
--------------------------------------------------------------------------------
                                                                      2,509,125
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $58,748,328)                                                   61,960,873
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED
STOCKS & WARRANTS -- 2.6%
--------------------------------------------------------------------------------
MEDIA -- 1.6%
--------------------------------------------------------------------------------
           10,000  Cablevision Systems Corp.,
                   Series H, 11.75%, 10/1/07                          1,047,500
--------------------------------------------------------------------------------

TELEPHONE(4)
--------------------------------------------------------------------------------
              875  Jazztel Plc Warrants(5)                                   --
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 1.0%
--------------------------------------------------------------------------------
              638  Dobson Communications Corp.,
                   PIK, 12.25%, 1/15/08                           $     678,673
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED
STOCKS & WARRANTS
(Cost $1,546,820)                                                     1,726,173
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 0.91%,
dated 9/30/03, due 10/1/03
(Delivery value $3,437,087)
(Cost $3,437,000)                                                     3,437,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $63,732,148)                                                  $67,124,046
================================================================================

COLLATERAL RECEIVED
FOR SECURITIES LENDING(6)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03,
due 10/1/03 (Delivery value $18,669,864)
(Cost $ 18,669,278)                                                 $18,669,278
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

PIK = Payment in Kind. Coupon payments may be in the form of additional securities.

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at September 30, 2003, was
     $10,752,750, which represented 15.4% of net assets. None of the restricted securities were considered illiquid.

(2)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)  Step-coupon security. These securities are issued at a substantial discount from their value at maturity and become interest bearing at a predetermined rate and future date. Rate shown is effective September 30,
     2003.

(4)  Category is less than 0.05% of total investment securities.

(5)  Non-income producing.

(6)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
    18

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     DIVERSIFIED
                                                         BOND       HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$491,120,174 and $63,732,148, respectively) -
including $54,159,287 and $18,392,842
of securities loaned, respectively                  $503,230,542   $67,124,046
--------------------------------------------------
Collateral received on securities loaned,
at value (cost of $55,034,893 and $18,669,278,
respectively)                                         55,034,893    18,669,278
--------------------------------------------------
Cash                                                          --       613,349
--------------------------------------------------
Receivable for investments sold                        1,024,766       660,000
--------------------------------------------------
Receivable for capital shares sold                        85,517       170,130
--------------------------------------------------
Interest and dividend income receivable                3,548,198     1,540,638
--------------------------------------------------------------------------------
                                                     562,923,916    88,777,441
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                                  55,034,893    18,669,278
--------------------------------------------------
Disbursements in excess of demand deposit cash         1,108,834            --
--------------------------------------------------
Payable for investments purchased                     22,517,490            --
--------------------------------------------------
Accrued management fees                                  200,148        49,891
--------------------------------------------------
Distribution fees payable                                  2,612         1,400
--------------------------------------------------
Service fees payable                                       2,630         1,767
--------------------------------------------------
Dividends payable                                        425,494       160,339
--------------------------------------------------------------------------------
                                                      79,292,101    18,882,675
--------------------------------------------------------------------------------

NET ASSETS                                          $483,631,815   $69,894,766
================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          19

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     DIVERSIFIED
                                                         BOND       HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                     $466,780,322  $ 82,082,868
--------------------------------------------------
Accumulated undistributed net realized gain (loss)
on investment transactions                             4,741,125   (15,580,000)
--------------------------------------------------
Net unrealized appreciation on investments            12,110,368     3,391,898
--------------------------------------------------------------------------------
                                                    $483,631,815  $ 69,894,766
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $186,147,062   $60,576,406
--------------------------------------------------
Shares outstanding                                    17,728,935     9,491,335
--------------------------------------------------
Net asset value per share                                 $10.50         $6.38
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                          $284,431,481           N/A
--------------------------------------------------
Shares outstanding                                    27,089,915           N/A
--------------------------------------------------
Net asset value per share                                 $10.50           N/A
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                            $9,048,450      $276,727
--------------------------------------------------
Shares outstanding                                       861,789        43,358
--------------------------------------------------
Net asset value per share                                 $10.50         $6.38
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                            $2,350,586    $6,043,540
--------------------------------------------------
Shares outstanding                                       223,875       946,927
--------------------------------------------------
Net asset value per share                                 $10.50         $6.38
--------------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                        $10.99         $6.68
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                              $513,377      $689,879
--------------------------------------------------
Shares outstanding                                        48,895       108,093
--------------------------------------------------
Net asset value per share                                 $10.50         $6.38
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                            $1,140,859    $2,308,214
--------------------------------------------------
Shares outstanding                                       108,656       361,663
--------------------------------------------------
Net asset value per share                                 $10.50         $6.38
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
    20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     DIVERSIFIED
                                                         BOND       HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Interest and other                                   $10,170,626    $3,376,539
--------------------------------------------------
Dividends                                                425,746        78,506
--------------------------------------------------------------------------------
                                                      10,596,372     3,455,045
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------
Management fees                                        1,260,723       347,463
--------------------------------------------------
Distribution fees:
--------------------------------------------------
  Advisor Class                                           13,597           298
--------------------------------------------------
  B Class                                                  1,347         1,687
--------------------------------------------------
  C Class                                                  1,749         4,093
--------------------------------------------------
Service fees:
--------------------------------------------------
  Advisor Class                                           13,597           298
--------------------------------------------------
  B Class                                                    449           562
--------------------------------------------------
  C Class                                                    875         2,047
--------------------------------------------------
Service and distribution fees -- A Class                   1,716         5,301
--------------------------------------------------
Trustees' fees and expenses                                9,007         1,454
--------------------------------------------------
Other expenses                                               765           136
--------------------------------------------------------------------------------
                                                       1,303,825       363,339
--------------------------------------------------
Amount waived                                                 --           (46)
--------------------------------------------------------------------------------
                                                       1,303,825       363,293
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  9,292,547     3,091,752
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions           4,090,716     2,100,721
--------------------------------------------------
Change in net unrealized appreciation
on investments                                        (2,837,788)      947,667
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                       1,252,928     3,048,388
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $10,545,475    $6,140,140
================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
AND YEAR ENDED MARCH 31, 2003 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------
                                      DIVERSIFIED BOND                          HIGH-YIELD
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                  SEPT. 30, 2003  MARCH 31, 2003   SEPT. 30, 2003     2003(1)        2002(2)
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income           $  9,292,547    $ 21,048,556     $ 3,091,752    $ 2,049,318    $  3,540,644
-------------------------------
Net realized gain (loss)           4,090,716       4,267,278       2,100,721        170,612     (10,266,173)
-------------------------------
Change in net
unrealized appreciation           (2,837,788)     16,216,033         947,667      3,837,003       6,969,610
-------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         10,545,475      41,531,867       6,140,140      6,056,933         244,081
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------
  Investor Class                  (3,611,193)     (8,792,995)     (2,843,439)    (2,043,284)     (3,538,405)
-------------------------------
  Institutional Class             (5,612,727)    (11,773,083)              --            --             --
-------------------------------
  Advisor Class                     (186,511)       (480,715)         (9,444)           (32)           (215)
-------------------------------
  A Class                            (23,878)           (588)       (163,571)        (3,921)             --
-------------------------------
  B Class                             (4,897)           (226)        (15,757)          (324)             --
-------------------------------
  C Class                            (10,549)           (949)        (59,541)        (1,757)         (2,024)
-------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (9,449,755)    (21,048,556)     (3,091,752)    (2,049,318)     (3,540,644)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions       (10,583,343)     89,162,915     (12,480,311)    24,997,106      19,468,245
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     (9,487,623)    109,646,226      (9,431,923)    29,004,721      16,171,682

NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period              493,119,438     383,473,212      79,326,689     50,321,968      34,150,286
-------------------------------------------------------------------------------------------------------------

End of period                   $483,631,815    $493,119,438     $69,894,766    $79,326,689    $ 50,321,968
=============================================================================================================

(1)  November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2)  Year ended October 31, 2002.

See Notes to Financial Statements.

------
    22

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified's investment objective is to obtain a high level of income by investing primarily in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Diversified is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. High-Yield is authorized to issue the Investor Class, the Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

SECURITIES ON LOAN -- The funds may lend portfolio securities through the lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The funds require that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the funds under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise

                                                                    (continued)

                                                                          ------
                                                                          23

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2925% to 0.4100% for Diversified Bond and from 0.5425% to 0.6600% for
High-Yield. The rates for the Complex Fee (Investor Class and A, B and C
Classes) range from 0.2900% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2003, the effective annual management fees for the funds were as follows:

--------------------------------------------------------------------------------
                                  DIVERSIFIED BOND            HIGH-YIELD
--------------------------------------------------------------------------------
Investor Class                          0.63%                    0.88%
--------------------------------------------------------------------------------
Institutional Class                     0.43%                     N/A
--------------------------------------------------------------------------------
Advisor Class                           0.38%                    0.63%
--------------------------------------------------------------------------------
A Class                                 0.63%                    0.88%
--------------------------------------------------------------------------------
B Class                                 0.63%                    0.88%
--------------------------------------------------------------------------------
C Class                                 0.63%                    0.88%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                   ADVISOR           B              C
--------------------------------------------------------------------------------
Distribution Fee                    0.25%          0.75%          0.50%
--------------------------------------------------------------------------------
Service Fee                         0.25%          0.25%          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the period. For the six months ended September 30, 2003, High-Yield's Advisor Class waived $46 of distribution and service fees. Fees incurred under the plans during the six months ended September 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          ------
                                                                          24

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                     DIVERSIFIED
                                                         BOND       HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations       $473,628,766        --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                     $142,614,907    $33,873,715
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations       $557,824,392        --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                     $ 80,277,911    $42,552,145
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------------
                                               DIVERSIFIED BOND               HIGH-YIELD
------------------------------------------------------------------------------------------------
                                            SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
----------------------------------------
Sold                                      1,068,768   $ 11,235,315    4,114,270    $ 25,908,482
----------------------------------------
Issued in reinvestment of distributions     317,349      3,325,206      272,325       1,721,607
----------------------------------------
Redeemed                                 (2,645,816)   (27,676,918)  (7,661,460)    (48,147,552)
------------------------------------------------------------------------------------------------
Net decrease                             (1,259,699)  $(13,116,397)  (3,274,865)   $(20,517,463)
================================================================================================
YEAR ENDED MARCH 31, 2003(1)
----------------------------------------
Sold                                      6,009,549   $ 61,708,699    7,815,230    $ 46,538,835
----------------------------------------
Issued in reinvestment of distributions     784,198      8,068,307      203,423       1,221,665
----------------------------------------
Redeemed                                 (4,901,709)   (50,326,575)  (3,986,344)    (23,814,437)
------------------------------------------------------------------------------------------------
Net increase                              1,892,038   $ 19,450,431    4,032,309    $ 23,946,063
================================================================================================
YEAR ENDED OCTOBER 31, 2002
----------------------------------------
Sold                                            N/A            N/A   12,457,086    $ 75,389,099
----------------------------------------
Issued in reinvestment of distributions                                 382,091       2,328,425
----------------------------------------
Redeemed                                                             (9,633,980)    (58,286,748)
------------------------------------------------------------------------------------------------
Net increase                                                          3,205,197    $ 19,430,776
================================================================================================

(1)  November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

                                                                  (continued)

                                                                          ------
                                                                          25

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND              HIGH-YIELD
------------------------------------------------------------------------------------------------
                                              SHARES         AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------
Sold                                        5,674,859     $ 59,699,287       N/A           N/A
------------------------------------------
Issued in reinvestment of distributions       324,630        3,401,466
------------------------------------------
Redeemed                                   (5,840,402)     (61,373,033)
------------------------------------------------------------------------------------------------
Net increase                                  159,087     $  1,727,720
================================================================================================
YEAR ENDED MARCH 31, 2003
------------------------------------------
Sold                                       16,019,070    $ 164,475,363       N/A           N/A
------------------------------------------
Issued in reinvestment of distributions       779,023        8,017,647
------------------------------------------
Redeemed                                  (10,145,253)    (104,277,671)
------------------------------------------------------------------------------------------------
Net increase                                6,652,840    $  68,215,339
================================================================================================

ADVISOR CLASS
------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------
Sold                                          208,404      $ 2,193,939    57,762     $ 367,376
------------------------------------------
Issued in reinvestment of distributions        15,239          159,658     1,349         8,524
------------------------------------------
Redeemed                                     (466,485)      (4,857,957)  (15,931)     (101,321)
------------------------------------------------------------------------------------------------
Net increase (decrease)                      (242,842)     $(2,504,360)   43,180     $ 274,579
================================================================================================
YEAR ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                          642,225      $ 6,615,472        173       $ 1,002
------------------------------------------
Issued in reinvestment of distributions        36,097          371,272          5            31
------------------------------------------
Redeemed                                     (604,306)      (6,209,207)      (733)       (4,231)
------------------------------------------------------------------------------------------------
Net increase (decrease)                        74,016      $   777,537       (555)      $(3,198)
================================================================================================

PERIOD ENDED OCTOBER 31, 2002(2)
------------------------------------------
Sold                                            N/A              N/A          804        $5,000
------------------------------------------
Issued in reinvestment of distributions                                        35           213
------------------------------------------
Redeemed                                                                     (106)         (664)
------------------------------------------------------------------------------------------------
Net increase                                                                  733        $4,549
================================================================================================

(1)  November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2)  March 8, 2002 (commencement of sale) through October 31, 2002 for High
     Yield.

                                                                     (continued)

------
    26

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------
                                               DIVERSIFIED BOND               HIGH-YIELD
---------------------------------------------------------------------------------------------
                                              SHARES     AMOUNT         SHARES       AMOUNT
---------------------------------------------------------------------------------------------
A CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------
Sold                                          389,428   $ 4,119,608   1,271,725  $ 8,008,000
------------------------------------------
Issued in reinvestment of distributions         1,913        19,929      23,398      147,985
------------------------------------------
Redeemed                                     (195,506)   (2,061,105)   (472,737)  (3,004,071)
---------------------------------------------------------------------------------------------
Net increase                                  195,835   $ 2,078,432     822,386  $ 5,151,914
=============================================================================================
PERIOD ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                           27,984      $292,128     124,047     $748,225
------------------------------------------
Issued in reinvestment of distributions            56           588         625        3,823
------------------------------------------
Redeemed                                           --            --        (131)        (803)
---------------------------------------------------------------------------------------------
Net increase                                   28,040      $292,716     124,541     $751,245
=============================================================================================

B CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------
Sold                                           47,754      $504,576     102,526     $646,567
------------------------------------------
Issued in reinvestment of distributions           285         2,976       1,594       10,082
------------------------------------------
Redeemed                                       (7,210)      (75,035)     (5,254)     (33,004)
---------------------------------------------------------------------------------------------
Net increase                                   40,829      $432,517      98,866     $623,645
=============================================================================================
PERIOD ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                            8,051       $84,388       9,184      $55,258
------------------------------------------
Issued in reinvestment of distributions            15           160          50          304
------------------------------------------
Redeemed                                           --            --          (7)         (43)
---------------------------------------------------------------------------------------------
Net increase                                    8,066       $84,548       9,227      $55,519
=============================================================================================

C CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------
Sold                                           79,641      $836,492     356,839   $2,243,540
------------------------------------------
Issued in reinvestment of distributions           481         5,026       2,964       18,755
------------------------------------------
Redeemed                                       (4,110)      (42,773)    (44,254)    (275,281)
---------------------------------------------------------------------------------------------
Net increase                                   76,012      $798,745     315,549   $1,987,014
=============================================================================================
PERIOD ENDED MARCH 31, 2003(2)
------------------------------------------
Sold                                           32,596      $341,845      40,698     $246,819
------------------------------------------
Issued in reinvestment of distributions            48           499         109          658
------------------------------------------
Redeemed                                           --            --          --           --
---------------------------------------------------------------------------------------------
Net increase                                   32,644      $342,344      40,807     $247,477
=============================================================================================
PERIOD ENDED OCTOBER 31, 2002(3)
------------------------------------------
Sold                                              N/A           N/A      16,483     $101,502
------------------------------------------
Issued in reinvestment of distributions                                      80          481
------------------------------------------
Redeemed                                                                (11,256)     (69,063)
---------------------------------------------------------------------------------------------
Net increase                                                              5,307     $ 32,920
=============================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  January 31, 2003 (commencement of sale) through March 31, 2003 for
     Diversified Bond, and November 1, 2002 through March 31, 2003 for High-Yield.
     High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3)  December 10, 2001 (commencement of sale) through October 31, 2002 for
     High-Yield.

                                                                  (continued)

                                                                         ------
                                                                         27

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2003, securities in Diversified Bond and High-Yield, valued at $54,159,287 and $18,392,842, respectively, were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM.
Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. The total value of all collateral received, at this date, was $55,034,893, and $18,669,278, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2003.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                     DIVERSIFIED
                                                        BOND        HIGH-YIELD
--------------------------------------------------------------------------------
Federal tax cost of investments                     $491,330,191    $63,732,202
================================================================================
Gross tax appreciation of investments                $12,926,994     $3,779,649
--------------------------------------------------
Gross tax depreciation of investments                 (1,026,643)      (387,805)
--------------------------------------------------------------------------------
Net tax appreciation of investments                  $11,900,351     $3,391,844
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

High-Yield had capital loss carryovers of $(17,680,665) as of March 31, 2003, which may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2007 through 2010.

------
    28

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
-------------------------------------------------------------------------------------
                                                       2003(1)    2003      2002(2)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.47      $9.98     $10.25
-------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income                                0.19       0.48       0.17
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              0.03       0.49      (0.27)
-------------------------------------------------------------------------------------
   Total From Investment Operations                     0.22       0.97      (0.10)
-------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                          (0.19)     (0.48)     (0.17)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.50     $10.47      $9.98
=====================================================================================
   TOTAL RETURN(3)                                      2.16%      9.93%     (0.99)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     0.63%(4)     0.64%    0.63%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets  3.64%(4)     4.67%    5.19%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                   132%      151%     136%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)              $186,147  $198,835    $170,707
-------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  December 3, 2001 (acquisition date) through March 31, 2002.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          29

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                       2003(1)    2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.47     $9.98    $10.12     $9.62    $10.10    $10.15
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income                0.21      0.50      0.56      0.62      0.61      0.59
-------------------------------------
   Net Realized and
   Unrealized Gain (Loss)               0.03      0.49     (0.09)     0.50     (0.48)      --
-----------------------------------------------------------------------------------------------
   Total From Investment Operations     0.24      0.99      0.47      1.12      0.13      0.59
-----------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.21)    (0.50)    (0.56)    (0.62)    (0.61)    (0.59)
-------------------------------------
   From Net Realized Gains               --        --      (0.05)      --       --(2)    (0.05)
-----------------------------------------------------------------------------------------------
   Total Distributions                 (0.21)    (0.50)    (0.61)    (0.62)    (0.61)    (0.64)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.50    $10.47     $9.98    $10.12     $9.62    $10.10
===============================================================================================
   TOTAL RETURN(3)                      2.27%    10.15%     4.76%    12.03%     1.30%     5.88%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.43%(4)    0.44%     0.44%     0.45%     0.45%     0.45%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 3.84%(4)    4.87%     5.46%     6.31%     6.15%     5.70%
-------------------------------------
Portfolio Turnover Rate                   132%     151%      136%      139%       64%       71%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $284,431 $281,998  $202,476  $140,497  $103,192  $105,284
-----------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
    30

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
---------------------------------------------------------------------------------------
                                                       2003(1)      2003       2002(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.47       $9.98      $10.25
---------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income                                 0.18        0.46        0.16
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)               0.03        0.49       (0.27)
---------------------------------------------------------------------------------------
   Total From Investment Operations                      0.21        0.95       (0.11)
---------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                           (0.18)      (0.46)      (0.16)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.50      $10.47       $9.98
=======================================================================================
   TOTAL RETURN(3)                                       2.04%       9.66%      (1.07)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      0.88%(4)      0.89%     0.88%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets   3.39%(4)      4.42%     4.94%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                    132%       151%      136%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                 $9,048    $11,567      $10,291
---------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  December 3, 2001 (acquisition date) through March 31, 2002.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          31

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                         2003(1)       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.47        $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Income                                   0.18          0.06
------------------------------------------------------
   Net Realized and Unrealized Gain                        0.03          0.07
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.21          0.13
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
   From Net Investment Income                             (0.18)        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.50        $10.47
================================================================================
   TOTAL RETURN(3)                                         2.03%         1.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.88%(4)     0.88%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     3.39%(4)     3.69%(4)
------------------------------------------------------
Portfolio Turnover Rate                                      132%      151%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $2,351         $294
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
    32

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                         2003(1)       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.47        $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Income                                   0.14          0.05
------------------------------------------------------
   Net Realized and Unrealized Gain                        0.03          0.07
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.17          0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
   From Net Investment Income                             (0.14)        (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.50        $10.47
================================================================================
   TOTAL RETURN(3)                                         1.65%         1.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)     1.63%(5)     1.61%(5)
------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                  1.63%(5)     1.63%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(4)                                 2.64%(5)     2.98%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                  2.64%(5)     2.96%(5)
------------------------------------------------------
Portfolio Turnover Rate                                      132%      151%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                     $513          $84
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          ------
                                                                          33

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                C CLASS
--------------------------------------------------------------------------------
                                                         2003(1)       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.47        $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Income                                   0.16          0.05
------------------------------------------------------
   Net Realized and Unrealized Gain                        0.03          0.07
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.19          0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
   From Net Investment Income                             (0.16)        (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.50        $10.47
================================================================================
   TOTAL RETURN(3)                                         1.78%         1.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.38%(4)     1.38%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     2.89%(4)     3.23%(4)
------------------------------------------------------
Portfolio Turnover Rate                                      132%      151%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $1,141         $342
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
    34

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------
                                                       INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                            2003(1)   2003(2)    2002      2001      2000      1999      1998
-----------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $6.13     $5.76     $6.18     $7.20     $8.54     $8.73     $9.91
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
   Net Investment Income     0.25      0.18      0.52      0.74      0.85      0.80      0.83
--------------------------
   Net Realized and
   Unrealized Gain (Loss)    0.25      0.37     (0.42)    (0.97)    (1.39)    (0.18)    (1.18)
-----------------------------------------------------------------------------------------------
   Total From
   Investment Operations     0.50      0.55      0.10     (0.23)    (0.54)     0.62     (0.35)
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
   From Net
   Investment Income        (0.25)    (0.18)    (0.52)    (0.79)    (0.80)    (0.80)    (0.83)
--------------------------
   From Net
   Realized Gains              --       --        --        --        --      (0.01)      --
-----------------------------------------------------------------------------------------------
   Total Distributions      (0.25)    (0.18)    (0.52)    (0.79)    (0.80)    (0.81)    (0.83)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $6.38     $6.13     $5.76     $6.18     $7.20     $8.54     $8.73
===============================================================================================
   TOTAL RETURN(3)           8.25%     9.61%     1.43%    (3.56)%   (7.08)%    7.03%    (4.09)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.88%(4)  0.88%(4)    0.90%     0.90%     0.90%     0.90%     0.90%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                 7.85%(4)  7.22%(4)    8.37%    10.88%    10.09%     8.90%     8.41%
--------------------------
Portfolio Turnover Rate         47%        9%      80%      131%       77%       95%       85%
--------------------------
Net Assets,
End of Period
(in thousands)              $60,576   $78,223  $50,287   $34,150   $25,126   $33,537   $32,229
-----------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          35

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                         ADVISOR CLASS
--------------------------------------------------------------------------------
                                             2003(1)      2003(2)     2002(3)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.13        $5.76       $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income                       0.25         0.18        0.30
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)     0.25         0.37       (0.46)
--------------------------------------------------------------------------------
   Total From Investment Operations            0.50         0.55       (0.16)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
   From Net Investment Income                 (0.25)       (0.18)      (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.38        $6.13       $5.76
================================================================================
   TOTAL RETURN(4)                             8.21%        9.63%      (2.72)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                      1.09%(6)     0.84%(6)    1.15%(6)
--------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                       1.13%(6)     1.13%(6)          --
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(5)                      7.64%(6)     7.27%(6)    7.63%(6)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                       7.60%(6)     6.98%(6)          --
--------------------------------------------
Portfolio Turnover Rate                            47%           9%      80%(7)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                    $277           $1          $4
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3)  March 8, 2002 (commencement of sale) through October 31, 2002.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  During the periods ended September 30, 2003 and March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
    36

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                           2003(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $6.13        $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
   Net Investment Income                                    0.24         0.07
-------------------------------------------------------
   Net Realized and Unrealized Gain                         0.25         0.15
--------------------------------------------------------------------------------
   Total From Investment Operations                         0.49         0.22
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
   From Net Investment Income                              (0.24)       (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.38        $6.13
================================================================================
   TOTAL RETURN(3)                                          8.11%        3.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.13%(4)     1.13%(4)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     7.60%(4)     8.01%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                       47%        9%(5)
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $6,044         $763
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the 5-month period ended March 31, 2003.

See Notes to Financial Statements.

                                                                          ------
                                                                          37

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                         2003(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.13       $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Income                                   0.22        0.07
------------------------------------------------------
   Net Realized and Unrealized Gain                        0.25        0.15
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.47        0.22
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
   From Net Investment Income                             (0.22)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.38       $6.13
================================================================================
   TOTAL RETURN(3)                                         7.71%       3.64%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)     1.88%(5)    1.86%(5)
------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                  1.88%(5)    1.88%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(4)                                 6.85%(5)    7.27%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                  6.85%(5)    7.25%(5)
------------------------------------------------------
Portfolio Turnover Rate                                       47%       9%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                     $690         $57
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the 5-month period ended March 31, 2003.

See Notes to Financial Statements.

------
    38

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-----------------------------------------------------------------------------------
                                                                 C CLASS
-----------------------------------------------------------------------------------
                                                       2003(1)   2003(2)   2002(3)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $6.13     $5.76      $6.32
-----------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income                                0.23      0.16       0.41
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              0.25      0.37      (0.56)
-----------------------------------------------------------------------------------
   Total From Investment Operations                     0.48      0.53      (0.15)
-----------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                          (0.23)    (0.16)     (0.41)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                         $6.38     $6.13      $5.76
===================================================================================
   TOTAL RETURN(4)                                      7.84%     9.28%     (2.49)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     1.63%(5)  1.63%(5)  1.65%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets  7.10%(5)  6.48%(5)  7.78%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                   47%        9%     80%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)               $2,308      $283        $31
-----------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3)  December 10, 2001 (commencement of sale) through October 31, 2002.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          39

Proxy Voting Results

A special meeting of High-Yield C Class shareholders was held on October 17,
2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted. The proposal will become effective January 4,
2004.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan for High-Yield C Class.

--------------------------------------------------------------------------------
HIGH-YIELD C CLASS
--------------------------------------------------------------------------------
For:                                                             128,912
--------------------------------------------------------------------------------
Against:                                                          24,954
--------------------------------------------------------------------------------
Abstain:                                                          29,300
--------------------------------------------------------------------------------

------
    40

Share Class Information

Six classes of shares are authorized for sale by Diversified Bond: Investor
Class, Institutional Class, Advisor Class, A Class, B Class, C Class. Five
classes of shares are authorized for sale by High-Yield: Investor Class, Advisor
Class, A Class, B Class, and C Class. The total expense ratios of Advisor, A, B, and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

                                                                     (continued)

                                                                          ------
                                                                          41

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
    42

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          ------
                                                                          43

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, &
Jenrette (DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
    44

[back cover]

0311                              American Century Investment Services, Inc.
SH-SAN-36286N                     (c)2003 American Century Services Corporation

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of covered bridge]

Premium Money Market

[american century logo and text logo {reg.sm)]

Our Message to You.......................................................   1

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information...................................................  14
Index Definition.........................................................  15

The  opinions  expressed  in  the  Portfolio  Commentary  reflect  those  of the portfolio  management team as of the date of the report,  and do not necessarily represent  the opinions of American  Century or any other person in the American
Century organization.  Any such opinions are subject to change at any time based
upon  market  or  other   conditions   and  American   Century   disclaims   any
responsibility to update such opinions. These opinions may not be relied upon as investment  advice and,  because  investment  decisions made by American Century funds are based on numerous factors,  may not be relied upon as an indication of trading  intent on behalf of any American  Century fund.  Security  examples are used for representational  purposes only and are not intended as recommendations to purchase or sell securities.  Performance information for comparative indices and securities is provided to American  Century by third party  vendors.  To the best of American Century's  knowledge,  such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III
with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Premium Money Market Fund for the six months ended September 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
James E. Stowers III
Co-Chairman of the Board

                                                                     ------
                                                                     1

Premium Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                       --------------------------------------
                                              AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                     SINCE         INCEPTION
                           1 YEAR       5 YEARS       10 YEARS     INCEPTION          DATE
-----------------------------------------------------------------------------------------------
PREMIUM MONEY MARKET       0.95%         3.69%         4.33%         4.25%          4/1/1993
-----------------------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX        1.12%         3.51%         4.23%        4.18%(1)            --
-----------------------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN             0.56%         3.23%         4.01%        3.97%(2)            --
-----------------------------------------------------------------------------------------------
Fund's Lipper
Ranking(3)               42 of 400     26 of 280     19 of 160     26 of 167(2)         --
-----------------------------------------------------------------------------------------------

(1)  Since  3/31/93, the date nearest the fund's  inception  for which data are available.

(2)  Since  4/30/93, the date nearest the fund's  inception  for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
A-1+                                         68%                   67%
--------------------------------------------------------------------------------
A-1                                          32%                   33%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                      9/30/03
--------------------------------------------------------------------------------
7-Day Current Yield                                    0.68%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  0.68%
--------------------------------------------------------------------------------
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   68 days               69 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
1-30 days                                    45%                   43%
--------------------------------------------------------------------------------
31-90 days                                   35%                   34%
--------------------------------------------------------------------------------
91-180 days                                   5%                   12%
--------------------------------------------------------------------------------
More than 180 days                           15%                   11%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
     2

Premium Money Market -- Portfolio Commentary

By Denise Tabacco, portfolio manager.

PERFORMANCE SUMMARY

For the six months ended September 30, 2003, Premium Money Market's 0.38% total return ranked in the top 15% of Lipper Inc.'s money market funds category (#46 out of 408 funds.) The fund's longer-term results are consistent with its recent performance--Premium Money Market's three-year (#29 out of 354 funds) and five-year returns ranked in the top 10% of the Lipper category, while its ten-year return ranked in the top 15% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates continued to decline during the past six months.  A lackluster economic environment, characterized by rising unemployment and a weak manufacturing sector, led the Federal Reserve (the Fed) to cut short-term interest rates in June. The Fed's 13th rate cut since the end of 2000 brought the federal funds rate target down to a 45-year low of 1%. Investors anticipated the Fed's action, pushing money market yields lower in the weeks leading up to the rate cut.

In addition to the sluggish economy, the Fed cited the threat of deflation, or falling prices, as a reason for its latest rate cut. Fed Chairman Alan Greenspan reinforced this view during a July appearance before Congress, noting that the
Fed could maintain this  accommodative interest rate policy for  a considerable period of time, even if economic growth accelerates.

The economy picked up steam in the third quarter, growing at an estimated 7.2%
rate. However, persistent weakness in the labor market cast doubts on the underlying strength of the economy's recovery. As a result, money market rates were relatively steady over the last half of the period.

PORTFOLIO STRATEGY

Echoing the general decline in money market rates, Premium Money Market's seven-day current yield fell from 0.86% to 0.68% during the period. The portfolio's average maturity was a relatively long 65-75 days for most of the period, reflecting our expectation of stable or declining rates. Yields on commercial paper, which historically comprised a majority of the portfolio, remained at low levels because of limited issuance, so we focused on longer-term corporate securities maturing in six months to one year.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very low levels. Nonetheless, we expect Premium
Money Market to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

                                                                     ------
                                                                     3

Premium Money Market -
Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 44.5%

   $5,000,000         Alcon Capital Corp., 1.23%,
                      10/3/03 (Acquired 3/7/03,
                      Cost $4,964,125)(2)                      $     4,999,658
--------------------------------------------------------------------------------
    4,650,000         American Family Financial
                      Services, Inc., 1.01%, 10/7/03                 4,649,217
--------------------------------------------------------------------------------
    3,483,000         American Family Financial
                      Services, Inc., 1.03%, 10/24/03                3,480,708
--------------------------------------------------------------------------------
    5,000,000         Amstel Funding Corp., 1.08%,
                      11/5/03 (Acquired 8/6/03,
                      Cost $4,986,350)(2)                            4,994,750
--------------------------------------------------------------------------------
    4,500,000         Amstel Funding Corp., 0.93%,
                      12/12/03 (Acquired 6/25/03,
                      Cost $4,480,354)(2)                            4,491,630
--------------------------------------------------------------------------------
   10,000,000         Amsterdam Funding Corp.,
                      1.04%, 10/9/03 (Acquired
                      7/2/03, Cost $9,971,400)(2)                    9,997,689
--------------------------------------------------------------------------------
    7,000,000         Chevron UK Investment plc,
                      1.03%, 10/1/03 (Acquired
                      9/9/03, Cost $6,995,594)(2)                    7,000,000
--------------------------------------------------------------------------------
    9,500,000         CRC Funding LLC, 1.06%,
                      11/17/03 (Acquired 9/22/03,
                      Cost $9,484,336)(2)                            9,486,853
--------------------------------------------------------------------------------
    8,000,000         Credit Suisse First Boston
                      U.S.A., Inc., 1.07%,
                      11/10/03 (Acquired 9/8/03,
                      Cost $7,985,020)(2)                            7,990,489
--------------------------------------------------------------------------------
    1,030,000         Crown Point Capital Co., 1.06%,
                      10/6/03 (Acquired 9/19/03,
                      Cost $1,029,484)(2)                            1,029,848
--------------------------------------------------------------------------------
    5,000,000         Crown Point Capital Co., 1.04%,
                      10/14/03 (Acquired 7/11/03,
                      Cost $4,986,278)(2)                            4,998,122
--------------------------------------------------------------------------------
    8,000,000         Crown Point Capital Co., 1.10%,
                      11/21/03 (Acquired 8/26/03,
                      Cost $7,978,733)(2)                            7,987,533
--------------------------------------------------------------------------------
    2,425,000         Dakota Notes of the Citibank,
                      1.07%, 10/27/03 (Acquired
                      9/10/03, Cost $2,421,612)(2)                   2,423,126
--------------------------------------------------------------------------------
   11,375,000         Dakota Notes of the Citibank,
                      1.06%, 11/14/03 (Acquired
                      9/19/03, Cost $11,356,244)(2)                 11,360,263
--------------------------------------------------------------------------------
    3,300,000         Danske Corporation, 1.08%,
                      10/14/03                                       3,298,716
--------------------------------------------------------------------------------
    5,000,000         Emerald Notes, 1.08%, 11/20/03
                      (Acquired 9/10/03,
                      Cost $4,989,350)(2)                            4,992,500
--------------------------------------------------------------------------------
   10,000,000         Emerald Notes, 1.09%,
                      11/20/03 (Acquired 9/4/03,
                      Cost $9,976,686)(2)                            9,984,861
--------------------------------------------------------------------------------
    3,500,000         Fortis Funding LLC, 1.05%,
                      10/9/03 (Acquired 9/10/03,
                      Cost $3,497,040)(2)                            3,499,183
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
   $5,000,000          Fortis Funding LLC, 1.05%,
                       11/14/03 (Acquired 8/14/03,
                       Cost $4,986,729)(2)                     $     4,993,583
--------------------------------------------------------------------------------
    5,500,000          General Electric Capital Corp.,
                       1.07%, 11/19/03                               5,491,990
--------------------------------------------------------------------------------
    5,000,000          General Electric Financial
                       Assurance Holdings, 0.99%,
                       12/15/03 (Acquired 6/10/03,
                       Cost $4,974,289)(2)                           4,989,743
--------------------------------------------------------------------------------
    5,000,000          HBOS Treasury Services
                       plc, 1.07%, 10/10/03                          4,998,662
--------------------------------------------------------------------------------
   10,000,000          HBOS Treasury Services
                       plc, 1.08%, 12/5/03                           9,980,500
--------------------------------------------------------------------------------
    3,000,000          Lexington Parker Capital,
                       1.06%, 10/6/03 (Acquired
                       9/12/03, Cost $2,997,880)(2)                  2,999,558
--------------------------------------------------------------------------------
    7,000,000          Lexington Parker Capital,
                       1.03%, 10/8/03 (Acquired
                       7/11/03, Cost $6,982,175)(2)                  6,998,598
--------------------------------------------------------------------------------
   13,000,000          Network Rail CP Finance
                       plc, 1.07%, 11/17/03
                       (Acquired 9/5/03,
                       Cost $12,971,794)(2)                         12,981,840
--------------------------------------------------------------------------------
    2,000,000          Network Rail CP Finance plc,
                       1.07%, 12/3/03 (Acquired
                       9/19/03, Cost $1,995,542)(2)                  1,996,255
--------------------------------------------------------------------------------
    5,000,000          Newcastle Certificates, 1.07%,
                       10/24/03 (Acquired
                       8/22/03, Cost $4,990,638)(2)                  4,996,582
--------------------------------------------------------------------------------
    5,000,000          Newcastle Certificates, 1.07%,
                       11/18/03 (Acquired 9/12/03,
                       Cost $4,990,043)(2)                           4,992,867
--------------------------------------------------------------------------------
    5,000,000          Newcastle Certificates, 1.09%,
                       11/19/03 (Acquired 9/3/03,
                       Cost $4,988,343)(2)                           4,992,582
--------------------------------------------------------------------------------
   10,000,000          Old Line Funding Corp., 1.05%,
                       10/7/03 (Acquired 8/14/03,
                       Cost $9,984,250)(2)                           9,998,250
--------------------------------------------------------------------------------
    5,000,000          Schlumberger Technology, 1.07%,
                       12/1/03 (Acquired 9/4/03,
                       Cost $4,986,922)(2)                           4,990,935
--------------------------------------------------------------------------------
    9,000,000          Spintab-Swedmortgage AB,
                       1.08%, 12/3/03                                8,982,990
--------------------------------------------------------------------------------
    7,600,000          Stadshypotek Inc., 1.03%,
                       10/14/03 (Acquired 7/14/03,
                       Cost $7,579,995)(2)                           7,597,173
--------------------------------------------------------------------------------
   15,000,000          Tannehill Capital Co. LLC, 1.07%,
                       10/20/03 (Acquired
                       9/18/03-9/24/03,
                       Cost $14,986,162)(2)                         14,991,567
--------------------------------------------------------------------------------
   10,000,000          Toyota Motor Credit Corp.,
                       1.04%, 11/19/03 (Acquired
                       7/25/03, Cost $9,966,200)(2)                  9,985,845
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             233,624,666
--------------------------------------------------------------------------------

See Notes to Financial Statements.
(continued)

------
     4

Premium Money Market -
Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 19.0%

   $1,750,000        Albuquerque Industrial Rev.,
                     (Ktech Corp.), VRDN, 1.25%,
                     10/2/03 (LOC: Wells
                     Fargo Bank N.A.)                          $     1,750,000
--------------------------------------------------------------------------------
    7,575,000        Baltimore County Multifamily
                     Housing Rev., Series 1999 B,
                     (Oak Crest Village),
                     VRDN, 1.13%, 10/2/03
                     (LOC: First Union National Bank)                7,575,000
--------------------------------------------------------------------------------
    1,000,000        Board Trustees Morgan County
                     Hospital Rev., (Johnson County),
                     VRDN, 1.29%, 10/2/03
                     (LOC: Fifth Third Bank)                         1,000,000
--------------------------------------------------------------------------------
    6,000,000        California Rev. Anticipation
                     Warrants, Series 2003
                     A, 2.00%, 6/16/04                               6,037,868
--------------------------------------------------------------------------------
    1,255,000        Colorado Health Facilities
                     Auth. Rev., (Visiting Nurse),
                     VRDN, 1.22%, 10/1/03
                     (LOC: Wells Fargo Bank N.A.)                    1,255,000
--------------------------------------------------------------------------------
    5,105,000        Cook County Industrial
                     Development Rev.,
                     Series 1999 B, (Devorahco LLC),
                     VRDN, 1.22%, 10/2/03
                     (LOC: LaSalle Bank N.A.)
                     (Acquired 3/23/01,
                     Cost $5,105,000)(2)                             5,105,000
--------------------------------------------------------------------------------
    4,500,000        Everett Clinic, VRDN,
                     1.15%, 10/2/03
                     (LOC: Bank of America N.A.)                     4,500,000
--------------------------------------------------------------------------------
    1,100,000        Greenville South Carolina
                     Memorial Auditorium
                     District COP, Series 1996 C,
                     (BI-LO Center), VRDN,
                     1.25%, 10/1/03 (LOC:
                     Bank of America N.A.)                           1,100,000
--------------------------------------------------------------------------------
    6,500,000        Gwinnett County Development
                     Auth. Rev., (Hopewell
                     Christian Academy),
                     VRDN, 1.15%, 10/2/03
                     (LOC: Bank of America N.A.)                     6,500,000
--------------------------------------------------------------------------------
    3,000,000        Hale County Industrial
                     Development Corp. Rev.,
                     (Struikmans), VRDN,
                     1.15%, 10/2/03                                  3,000,000
--------------------------------------------------------------------------------
    3,075,000        Homestead Special
                     Obligation Rev.,
                     (Speedway), VRDN, 1.15%,
                     10/1/03 (LOC: Suntrust Bank)                    3,075,000
--------------------------------------------------------------------------------
      900,000        Indiana Health Facility Financing
                     Auth. Rev., Series 2002 B,
                     (Golden Years), VRDN, 1.25%,
                     10/2/03 (LOC: Wells
                     Fargo Bank N.A.)                                  900,000
--------------------------------------------------------------------------------
    7,425,000        Kansas City Missouri Tax
                     Increment Rev., Series 2003 B,
                     (Chouteau Development
                     Company LLC), VRDN, 1.37%,
                     10/2/03 (MBIA) (SBBPA:
                     JPMorgan Chase Bank)                            7,425,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
  $2,500,000      Mercer County Improvement
                  Auth. Rev., 1.38%, 9/23/04
                  (County Guaranteed)                          $     2,500,000
--------------------------------------------------------------------------------
   8,360,000      Montebello COP, VRDN, 1.30%,
                  10/1/03 (LOC: Union Bank of
                  California N.A. & California
                  State Teachers
                  Retirement System)                                 8,360,000
--------------------------------------------------------------------------------
   8,560,000      Montgomery County
                  Redevelopment Auth.
                  Multifamily Housing Rev.,
                  Series 2001 A,
                  (Brookside Manor),
                  VRDN, 1.10%, 10/2/03
                  (LOC: Fannie Mae)                                  8,560,000
--------------------------------------------------------------------------------
   6,305,000      Montgomery County
                  Redevelopment Auth.
                  Multifamily Housing
                  Rev., Series 2001 A,
                  (Kingswood Apartments),
                  VRDN, 1.10%, 10/2/03
                  (LOC: Fannie Mae)                                  6,305,000
--------------------------------------------------------------------------------
     400,000      Nebraska Investment Finance
                  Auth. Multifamily Rev.,
                  Series 2001 B, (Riverbend
                  Apartments), VRDN, 1.27%,
                  10/2/03 (LOC: LaSalle Bank
                  N.A.) (Acquired 9/5/01,
                  Cost $400,000)(2)                                    400,000
--------------------------------------------------------------------------------
   2,000,000      Olathe Industrial Rev.,
                  Series 1997 B,
                  (Diamant Boart Inc.), VRDN,
                  1.25%, 10/2/03 (LOC:
                  Svenska Handelsbanken)
                  (Acquired 12/2/02,
                  Cost $2,000,000)(2)                                2,000,000
--------------------------------------------------------------------------------
   2,000,000      Oregon State Facilities
                  Auth. Rev., (Hazelden
                  Springbrook), VRDN,
                  1.30%, 10/2/03
                  (LOC: Allied Irish Bank plc)                       2,000,000
--------------------------------------------------------------------------------
   2,500,000      Osceola County Housing
                  Finance Auth. Rev., Series
                  2002 B, (Regatta Bay
                  Apartments), VRDN,
                  1.25%, 10/1/03 (LOC:
                  JPMorgan Chase Bank)                               2,500,000
--------------------------------------------------------------------------------
   1,000,000      Palm Beach County Florida
                  Housing Finance Auth.
                  Rev., Series 2003 B,
                  (Renaissance), VRDN, 1.25%,
                  10/1/03 (FNMA)                                     1,000,000
--------------------------------------------------------------------------------
   3,300,000      South Carolina Public Service
                  Auth. Rev., Series 1999 B,
                  6.85%, 1/1/04 (MBIA)                               3,346,386
--------------------------------------------------------------------------------
   2,900,000      State of New York GO, Series
                  2000 C, VRDN, 1.40%, 2/9/04
                  (LOC: Dexia Credit Local)                          2,900,000
--------------------------------------------------------------------------------
   3,000,000      Texas Public Finance Auth.
                  Special Tax Rev., 1.15%, 2/4/04                    3,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

                                                                     ------
                                                                     5

Premium Money Market --
Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
  $2,965,000      Washington State Housing
                  Finance Commission
                  Rev., Series 1997 B,
                  (Glenbrooke Apartments),
                  VRDN, 1.13%, 10/2/03
                  (LOC: Bank One
                  Arizona, N.A.)                               $     2,965,000
--------------------------------------------------------------------------------
   2,690,000      West Covina Public Financing
                  Auth. Rev., Series 2002 A, VRDN,
                  1.32%, 10/1/03 (LOC: Union
                  Bank of California N.A.)                           2,690,000
--------------------------------------------------------------------------------
   2,200,000      Winder-Barrow Industrial
                  Building Auth. Rev., Series
                  2003 B, (Bankhead Highway),
                  VRDN, 1.15%, 10/2/03
                  (LOC: Bank of America N.A.)                        2,200,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          99,949,254
--------------------------------------------------------------------------------

CORPORATE BONDS - 15.5%

    10,000,000     American Express Credit Corp.,
                   VRN, 1.17%, 10/17/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with no caps                    10,002,138
--------------------------------------------------------------------------------
   1,250,000       Bank of America Corp. MTN,
                   5.75%, 3/1/04                                     1,274,026
--------------------------------------------------------------------------------
   4,433,000       Bank of America N.A.,
                   9.50%, 6/1/04                                     4,675,264
--------------------------------------------------------------------------------
   9,000,000       Blue Heron Funding Limited,
                   1.15%, 10/21/03
                   (Acquired 5/20/03,
                   Cost $9,000,000)(2)                               9,000,000
--------------------------------------------------------------------------------
   2,085,000       Grand Central Inc., VRN,
                   1.15%, 10/2/03                                    2,085,000
--------------------------------------------------------------------------------
   7,000,000       Lee Group Inc./County
                   Materials Inc./Lees
                   Aggregate & Trucking Inc.,
                   VRN, 1.23%, 10/2/03                               7,000,000
--------------------------------------------------------------------------------
   6,650,000       Metropolitan Life Insurance
                   Company, 6.30%, 11/1/03                           6,677,605
--------------------------------------------------------------------------------
  10,000,000       Paradigm Funding LLC, VRN,
                   1.08%, 10/15/03, resets
                   monthly off the 1-month LIBOR
                   minus 0.04% (Acquired 7/15/03,
                   Cost $10,000,000)(2)                             10,000,000
--------------------------------------------------------------------------------
   5,000,000       Transamerica Occidental Life
                   Insurance Co., VRN, 1.23%,
                   11/3/03, resets quarterly off
                   the 3-month LIBOR plus 0.11%
                   with no caps (Acquired 11/9/99,
                   Cost $5,000,000)(2)                               5,000,000
--------------------------------------------------------------------------------
   9,000,000       Travelers Insurance Co. Group, VRN,
                   1.21%, 11/7/03, resets quarterly
                   off the 3-month LIBOR plus
                   0.08% with no caps (Acquired
                   8/7/03, Cost $9,000,000)(2)                       9,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
  $4,000,000       U.S. Bank National Association,
                   VRN, 1.17%, 10/21/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.05%
                   with no caps                                $     4,000,000
--------------------------------------------------------------------------------
   5,000,000       U.S. Bank National Association,
                   VRN, 1.06%, 10/27/03, resets
                   monthly off the 1-month
                   LIBOR minus 0.06%
                   with no caps                                      5,000,000
--------------------------------------------------------------------------------
   7,600,000       Unilever Capital Corp.,
                   6.75%, 11/1/03                                    7,634,670
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               81,348,703
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES - 11.9%

     1,110,000            FFCB, 1.38%, 2/3/04                 1,111,259
------------------------------------------------------------------------------
     9,000,000            FHLB, 1.32%, 4/14/04                9,000,000
------------------------------------------------------------------------------
     5,000,000            FHLB, 3.75%, 4/15/04                5,064,955
------------------------------------------------------------------------------
    10,000,000            FHLB, 1.375%, 5/12/04              10,000,000
------------------------------------------------------------------------------
     6,000,000            FHLB, 1.08%, 7/16/04                6,000,000
------------------------------------------------------------------------------
     5,000,000            FHLB, 1.125%, 7/21/04               4,999,197
------------------------------------------------------------------------------
     3,000,000            FHLB, 3.875%, 9/15/04               3,071,226
------------------------------------------------------------------------------
     5,000,000            FNMA, 4.75%, 11/14/03               5,021,617
------------------------------------------------------------------------------
     3,000,000            FNMA, 5.125%, 2/13/04               3,044,098
------------------------------------------------------------------------------
     5,000,000            FNMA, 1.20%, 8/17/04                5,000,000
------------------------------------------------------------------------------
     5,000,000            FNMA, 1.30%, 8/30/04                5,000,000
------------------------------------------------------------------------------
     5,000,000            SLMA, 4.75%, 4/23/04                5,093,659
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                            62,406,011
------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 6.1%

     5,000,000            Canadian Imperial Bank of
                          Commerce (New York),
                          1.06%, 3/26/04                      5,000,000
------------------------------------------------------------------------------
    10,500,000            Svenska Handelsbanken
                          AB, 1.20%, 10/8/03                 10,500,000
------------------------------------------------------------------------------
     5,000,000            Toronto Dominion Bank,
                          1.07%, 10/31/03                     5,000,000
------------------------------------------------------------------------------
     8,200,000            UBS AG, 1.24%, 3/22/04              8,199,611
------------------------------------------------------------------------------
     3,500,000            Westdeutsche Landesbank AG,
                          1.32%, 4/15/04                      3,500,000
------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                32,199,611
------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY DISCOUNT NOTES - 1.9%

    10,000,000            FHLMC Discount Notes,
                          1.08%, 11/17/03(1)                  9,985,900
------------------------------------------------------------------------------

See Notes to Financial Statements.                             (continued)

------
     6

Premium Money Market --
Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                Value
-----------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS - 1.1%

         $525,000               FHLMC STRIPS -- COUPON,
                                1.47%, 2/15/04(1)           $   522,146
------------------------------------------------------------------------------
        5,000,000               TR, 1.22%, 8/15/04(1)         4,947,182
------------------------------------------------------------------------------
          146,000               TVA STRIPS -- COUPON,
                                1.55%, 4/15/04(1)               144,791
------------------------------------------------------------------------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES
AND EQUIVALENTS                                               5,614,119
------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%                                        $525,128,264
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipt

TVA = Tennessee Valley Authority

VRDN = Variable Rate Demand Note. Interest reset  date is indicated. Rate shown is effective  September 30, 2003.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
   Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
   2003, was $233,246,883, which  represented 44.8% of net assets. Restricted securities  considered illiquid represent 2.7% of net assets.

See Notes to Financial Statements.

                                                                     ------
                                                                     7

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

Investment securities, at value
(amortized cost and cost for federal income tax purposes)         $525,128,264
-------------------------------------------------------------
Interest receivable                                                  1,391,485
-------------------------------------------------------------
Prepaid portfolio insurance                                             20,511
--------------------------------------------------------------------------------
                                                                   526,540,260
--------------------------------------------------------------------------------
LIABILITIES

Disbursements in excess of demand deposit cash                       5,474,922
--------------------------------------------------------------
Accrued management fees                                                197,591
--------------------------------------------------------------
Dividends payable                                                       25,577
--------------------------------------------------------------------------------
                                                                     5,698,090
--------------------------------------------------------------------------------
NET ASSETS                                                        $520,842,170
================================================================================
CAPITAL SHARES

Outstanding (unlimited number of shares authorized)                520,848,425
================================================================================

NET ASSET VALUE PER SHARE                                                $1.00
================================================================================
NET ASSETS CONSIST OF:

Capital paid in                                                   $520,842,241
--------------------------------------------------------------
Accumulated net realized loss on investment transactions                   (71)
--------------------------------------------------------------------------------
                                                                  $520,842,170

================================================================================

See Notes to Financial Statements.

------
     8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

INCOME:
--------------------------------------------------------------
Interest                                                            $3,294,275
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                      1,212,048
--------------------------------------------------------------
Trustees' fees and expenses                                              9,674
--------------------------------------------------------------
Portfolio insurance and other expenses                                  31,028
--------------------------------------------------------------------------------
                                                                     1,252,750
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                2,041,525
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                               (71)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,041,454
================================================================================

See Notes to Financial Statements.

                                                                     ------
                                                                     9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                            SEPT. 30, 2003  MARCH 31, 2003

OPERATIONS

Net investment income                            $   2,041,525    $   7,409,13
----------------------------------------------
Net realized gain (loss)                                   (71)          2,400
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            2,041,454       7,411,539
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                          (2,041,525)     (7,409,139)
----------------------------------------------
From net realized gains                                  --             (4,705)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                  (2,041,525)     (7,413,844)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                          179,946,761     447,790,568
----------------------------------------------
Proceeds from reinvestment
of distributions                                     1,868,854       6,990,046
----------------------------------------------
Payments for shares redeemed                      (221,964,353)   (469,175,890)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                         (40,148,738)    (14,395,276)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                         (40,148,809)    (14,397,581)

NET ASSETS

Beginning of period                                560,990,979     575,388,560
--------------------------------------------------------------------------------
End of period                                     $520,842,170    $560,990,979
================================================================================
TRANSACTIONS IN SHARES OF THE FUND

Sold                                               179,946,761     447,790,568
----------------------------------------------
Issued in reinvestment
of distributions                                     1,868,854       6,990,046
----------------------------------------------
Redeemed                                          (221,964,353)   (469,175,890)
--------------------------------------------------------------------------------
Net decrease in
shares of the fund                                 (40,148,738)    (14,395,276)
================================================================================

See Notes to Financial Statements.

------
    10

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued  at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may  be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net  realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to  criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction  be transferred to the custodian in a manner  sufficient to enable the fund to obtain those  securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the  securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an  Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested  in one or more repurchase agreements that  are collateralized by U.S.
Treasury or  Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other  appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements  are prepared in conformity with accounting  principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

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                                                                     11

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The  Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered  "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is  computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1170% to
0.2300% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended September 30, 2003, the effective annual management fee was
0.45%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of  principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These  differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

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    12

Premium Money Market -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------

                                   2003(1)       2003         2002       2001        2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $1.00        $1.00       $1.00        $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income              --(2)        0.01        0.03         0.06        0.05        0.05
---------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment
  Income                             --(2)       (0.01)      (0.03)       (0.06)      (0.05)      (0.05)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $1.00        $1.00       $1.00        $1.00       $1.00       $1.00
=========================================================================================================
  TOTAL RETURN(3)                    0.38%        1.32%       3.03%        6.18%       5.18%       5.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets              0.47%(4)       0.47%       0.46%        0.45%       0.45%       0.45%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets              0.76%(4)       1.32%       2.91%        5.99%       5.09%       4.99%
-------------------------------
Net Assets, End of Period
(in thousands)                     $520,842     $560,991    $575,389     $526,794    $378,719    $276,048
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

                                                                     ------
                                                                     13

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any  time and any election you make  may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution  in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

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    14

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

                                                                     ------
                                                                     15

Notes

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    16

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0311                              American Century Investment Services, Inc.
SH-SAN-36282N                    (c)2003 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

        Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable prior to annual filings for fiscal years ending after
        December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  Not applicable for semiannual report filings.

(b)  Separate certifications by the registrant's principal executive officer and principal financial officer,  pursuant to Section 302 of the Sarbanes-Oxley
     Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(c)  A  certification  by the  registrant's  chief  executive  officer and chief financial  officer,  pursuant to Section 906 of the  Sarbanes-Oxley  Act of
     2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Investment Trust

By:   /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  November 24, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  November 24, 2003

By:   /s/ Maryanne L. Roepke
      ----------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  November 24, 2003